UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24061)

Tidal Trust IV
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust IV
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Voya Core Bond ETF Tailored Shareholder Report

annual shareholder report March 31, 2026 Voya Core Bond ETF Ticker: VCOB (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Voya Core Bond ETF (the "Fund") for the period November 18, 2025 to March 31, 2026. You can find additional information about the Fund at www.vimetfs.com/vcob. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Core Bond ETF	$9	0.25%
*	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Voya Core Bond ETF
Bloomberg U.S. Aggregate Bond Index
$10,049
$10,058
10,250
10,200
10,150
10,100
10,050
10,000
11/18/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (11/18/2025)
Voya Core Bond ETF	0.57%
Bloomberg U.S. Aggregate Bond Index	0.49%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vimetfs.com/vcob for more recent performance information.

How did the Fund perform last year and what affected its performance?

Since inception from November 18, 2025, through March 31, 2026, the Fund has outperformed the Bloomberg U.S. Aggregate Bond Index, driven by security selection, particularly within investment grade (IG) corporates, given the preference for shorter-dated bonds.

↑ Top contributors to performance: Security selection, particularly within agency mortgage-backed securities (MBS), due to our off-benchmark collateralized mortgage obligation (CMO) positions and the Fund’s selections within IG corporates were a strong contributor, given our preference for shorter-dated bonds, were the biggest contributors.

↓ Top detractors from performance: There were no material detractors during the period.

Voya Core Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$74,276
Number of Holdings	519
Total Advisory Fee Paid	$98,265
Portfolio Turnover Rate	194%

What did the Fund invest in?

(as of March 31, 2026)

Security Type/Sector Breakdown
(% of total net assets)

Sector Breakdown
(% of total net assets)

Top 10 Holdings	(% of total net assets)
United States of America	40.4
JPMorgan Chase & Co	1.3
GS Mortgage-Backed Securities	1.3
Benefit Street Partners CLO Lt	1.3
Bank of America Corp	1.2
Stellantis Financial Underwrit	1.1
Octagon Investment Partners Lt	1.1
BX Trust	1.0
Chase Mortgage Finance Corp	0.9
Stonepeak Partners LP	0.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vimetfs.com/vcob.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Voya Multi-Sector Income ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2026 Voya Multi-Sector Income ETF Ticker: VMSB (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Voya Multi-Sector Income ETF (the "Fund") for the period December 2, 2025 to March 31, 2026. You can find additional information about the Fund at www.vimetfs.com/vmsb. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Multi-Sector Income ETF	$15	0.45%
*	The Fund commenced operations on December 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Voya Core Bond ETF
Bloomberg U.S. Aggregate Bond Index
10,200
10,150
10,100
10,050
10,000
9,950
$10,009
$9,983
12/02/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (12/2/2025)
Voya Multi-Sector Income ETF	-0.19%
Bloomberg U.S. Aggregate Bond Index	0.09%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vimetfs.com/vmsb for more recent performance information.

How did the Fund perform last year and what affected its performance?

Since inception from December 2, 2025, through March 31, 2026, the Fund has underperformed the Bloomberg U.S. Aggregate Bond Index, driven by sector allocation, particularly the allocation to high yield (HY) corporates.

↑ Top contributors to performance: Security selection within agency MBS delivered positive results due to our off-benchmark CMO positions and the Fund’s off-benchmark allocation to non-agency residential mortgage-backed securities (RMBS) were the biggest contributors.

↓ Top detractors from performance: The Fund’s underperformance was driven by sector allocation, particularly the allocation to HY corporates.

Voya Multi-Sector Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$302,376
Number of Holdings	740
Total Advisory Fee Paid	$160,888
Portfolio Turnover Rate	76%

What did the Fund invest in?

(as of March 31, 2026)

Security Type/Sector Breakdown
(% of total net assets)

Security Type Breakdown
(% of total net assets)

Top 10 Holdings	(% of total net assets)
United States of America	17.4
Salesforce Inc	2.5
Wells Fargo & Co	1.3
JP Morgan Mortgage Trust	1.0
Charter Communications Inc	1.0
SMB Private Education Loan Tru	0.8
Citigroup Commercial Mortgage	0.7
Rexford Industrial Realty Inc	0.6
Eversource Energy	0.6
Xcel Energy Inc	0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vimetfs.com/vmsb.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Voya Ultra Short Income ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2026 Voya Ultra Short Income ETF Ticker: VUSI (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Voya Ultra Short Income ETF (the "Fund") for the period November 18, 2025 to March 31, 2026. You can find additional information about the Fund at www.vimetfs.com/vusi. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at Voya ETFs, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Voya Ultra Short Income ETF	$9	0.25%
*	The Fund commenced operations on November 18, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Voya Ultra Short Income ETF
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index
$10,200
$10,100
$10,000
$10,140
$10,140
11/18/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	Since Inception (11/18/2025)
Voya Ultra Short Income ETF	1.40%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	1.41%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.vimetfs.com/vusi for more recent performance information.

How did the Fund perform last year and what affected its performance?

Since inception from November 18, 2025, through March 31, 2026, the Fund has performed in line with the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index primarily due to sector allocation.

↑ Top contributors to performance: The Fund’s allocation to agency MBS was the largest contributor.

↓ Top detractors from performance: The Fund’s modest duration exposure was the biggest detractor.

Voya Ultra Short Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$111,951
Number of Holdings	239
Total Advisory Fee Paid	$101,489
Portfolio Turnover Rate	117%

What did the Fund invest in?

(as of March 31, 2026)

Security Type/Sector Breakdown
(% of total net assets)

Security Type Breakdown
(% of total net assets)

Top 10 Holdings	(% of total net assets)
United States of America	22.79
BX Trust	2.95
JPMorgan Chase & Co	2.51
Bank of America Corp	2.25
Banco Santander SA	1.31
Guggenheim Capital LLC	1.18
Morgan Stanley	1.11
Carlyle Global Market Strategi	1.07
PMT Loan Trust	1.05
Magnetite CLO Ltd	1.03

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vimetfs.com/vusi.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Luis Berruga is the “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Voya Core Bond ETF

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$11,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

Voya Multi-Sector Income ETF

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$11,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

Voya Ultra Short Income ETF

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$11,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026

Tidal Trust IV

Voya Core Bond ETF	| VCOB | NYSE Arca, Inc.
Voya Multi-Sector Income ETF	| VMSB | NYSE Arca, Inc.
Voya Ultra Short Income ETF	| VUSI | NYSE Arca, Inc.

Voya Core Bond ETF

Schedule of Investments

March 31, 2026

	Principal
COLLATERALIZED LOAN OBLIGATIONS - 21.1%	Amount	Value
AREIT
Series 2025-CRE11, Class A, 5.21%, (TSFR1M + 1.55%), 07/25/2043	500,000	$501,360
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050	500,000	495,694
BDS LLC
Series 2025-FL16, Class A, 5.07%, (TSFR1M + 1.41%), 06/19/2043	500,000	500,429
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 5.06%, (TSFR3M + 1.38%), 07/15/2037	492,500	492,689
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class AR, 4.86%, (TSFR3M + 1.18%), 01/25/2038	500,000	498,754
BlueMountain CLO XXVIII Ltd.
Series 2021-28A, Class A1R, 5.07%, (TSFR3M + 1.39%), 03/31/2038	440,000	440,232
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.07%, (TSFR1M + 1.41%), 01/17/2043	500,000	499,857
BX Commercial Mortgage Trust
Series 2026-ALOHA, Class A, 0.00%, 04/15/2043	300,000	300,375
BX Trust
Series 2025-DELC, Class A, 5.21%, (TSFR1M + 1.55%), 12/15/2042	500,000	501,215
Chase Home Lending Mortgage Trust(a)
Series 2024-7, Class A4, 6.00%, 06/25/2055(a)	693,579	696,583
Corporate One Auto Receivables Trust
Series 2026-1, 4.15%, 03/15/2030	300,000	298,765
Exeter Automobile Receivables Trust
Series 2026-1, 4.03%, 03/15/2030	500,000	498,604
GS Mortgage-Backed Securities Trust(a)
Series 2025-PJ4, Class A13, 6.00%, 09/25/2055(a)	1,000,000	1,001,449
JGWPT XXX LLC
Series 2013-3A, Class A, 4.08%, 01/17/2073	246,775	235,768
JPMorgan Mortgage Trust(a)
Series 2024-11, Class A6, 6.00%, 04/25/2055(a)	535,853	537,160
KKR CLO Ltd.
Series 40A, Class AR, 4.97%, (TSFR3M + 1.29%), 10/20/2034	500,000	499,803
Magnetite XXIII Ltd
Series 2019-23A, Class AR2, 4.65%, (TSFR3M + 0.97%), 01/25/2035	250,000	249,552
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, 5.30%, (TSFR1M + 1.64%), 05/15/2041	500,000	496,616
MF1 Ltd.
Series 2021-FL7, Class A, 4.88%, (TSFR1M + 1.22%), 10/16/2036	341,878	341,686

Nelnet Student Loan Trust
Series 2025-DA, Class A1A, 4.65%, 08/20/2054	374,937	$370,622
NYC Trust(a)
Series 2025-77C, Class B, 4.98%, 01/10/2036(a)	300,000	298,039
Ocean Trails CLO XI
Series 2021-11A, Class AR, 4.70%, (TSFR3M + 1.02%), 07/20/2034	425,000	424,500
OCP CLO Ltd.
Series 2021-21A, Class AR, 4.85%, (TSFR3M + 1.17%), 01/20/2038	500,000	499,293
Octagon Investment Partners Ltd.
Series 2019-1A, Class A1RR, 4.72%, (TSFR3M + 1.04%), 01/20/2035	375,000	374,349
Series 2020-3A, Class A1R2, 5.03%, (TSFR3M + 1.35%), 01/15/2038	500,000	500,006
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 03/17/2031	143,425	145,791
Series 2024-2, Class C, 5.84%, 06/17/2030	400,000	407,306
SMB Private Education Loan Trust
Series 2022-A, Class APT, 2.85%, 11/16/2054	235,768	221,785
Series 2024-C, Class A1A, 5.50%, 06/17/2052	188,374	192,236
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A3, 4.11%, 04/20/2029	900,000	896,696
Textainer Marine Containers VII Ltd.
Series 2021-2A, Class A, 2.23%, 04/20/2046	728,000	687,560
TIF Funding II LLC
Series 2021-1A, Class A, 1.65%, 02/20/2046	310,746	283,907
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 09/03/2026	21,348	21,301
WCORE Commercial Mortgage Trust
Series 2024-CORE, Class A, 5.16%, (TSFR1M + 1.50%), 11/15/2041	470,000	470,719
Westlake Automobile Receivables Trust
Series 2026-1, 4.01%, 07/16/2029	450,000	449,066
Wise CLO Ltd.
Series 2024-2A, Class A, 5.13%, (TSFR3M + 1.45%), 07/15/2037	375,000	375,007

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,762,591)		15,704,774

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%	Par	Value
Fannie Mae or Freddie Mac
2.50%, 04/15/2056	817,000	687,462
Federal Home Loan Mortgage Corp. REMICs
Series 4764, Class IB, 4.00%, 01/15/2048	2,007,747	398,629
Series 5510, Class Z, 5.50%, 02/25/2055	901,932	901,523
Federal Home Loan Mortgage Corp. Strips
Series 304, Class C13, 4.50%, 12/15/2042	5,744,405	1,022,402
Federal National Mortgage Association REMICs
Series 2018-40, Class SB, 2.42%, 06/25/2048	6,854,116	818,061
Government National Mortgage Association
Series 2011-145, Class S, 2.31%, 11/16/2041	9,448,199	1,024,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,834,049)		4,853,049

		Maturity	Principal
CORPORATE BONDS - 35.5%	Coupon	Date	Amount	Value
Advertising & Marketing - 0.0%(b)
AppLovin Corp.	5.13%	12/01/2029	26,000	$26,143

Aerospace & Defense - 0.2%
HEICO Corp.	5.25%	08/01/2028	109,000	111,107
Huntington Ingalls Industries, Inc.	4.20%	05/01/2030	31,000	30,439
Northrop Grumman Corp.	5.15%	05/01/2040	14,000	13,668
RTX Corp.	4.45%	11/16/2038	21,000	19,430
				174,644

Airlines - 0.0%(b)
American Airlines Group, Inc.(c)	3.35%	10/15/2029	10,099	9,775
Delta Air Lines, Inc. / SkyMiles IP Ltd.(c)	4.75%	10/20/2028	4,583	4,578
United Airlines Pass Through Trust - Class A(c)	5.88%	10/15/2027	2,605	2,650
United Airlines Pass Through Trust - Class AA(c)	2.88%	10/07/2028	9,033	8,722
				25,725

Automobiles Manufacturing - 2.2%
American Honda Finance Corp.(d)	4.70%	01/12/2028	48,000	48,104
American Honda Finance Corp.(d)	5.65%	11/15/2028	26,000	26,636
American Honda Finance Corp.(d)	4.85%	10/23/2031	20,000	19,833
BMW US Capital LLC(d)	4.15%	08/11/2027	300,000	299,374
BMW US Capital LLC	5.05%	03/21/2030	29,000	29,335
General Motors Financial Co., Inc.	5.55%	07/15/2029	89,000	91,012
General Motors Financial Co., Inc.	4.90%	10/06/2029	52,000	52,271
General Motors Financial Co., Inc.	2.35%	01/08/2031	60,000	53,467
General Motors Financial Co., Inc.	6.15%	07/15/2035	36,000	37,261
Honda Motor Co. Ltd.	4.69%	07/08/2030	129,000	128,058
Hyundai Capital America	5.68%	06/26/2028	47,000	47,927
Hyundai Capital America	6.10%	09/21/2028	101,000	104,299
Hyundai Capital America	6.50%	01/16/2029	47,000	49,081
Hyundai Capital America	5.30%	06/24/2029	41,000	41,653
Hyundai Capital America	5.15%	03/27/2030	39,000	39,434
Hyundai Capital America	5.40%	03/29/2032	55,000	55,924
Toyota Motor Corp. (Callable 05/30/2030)	4.45%	06/30/2030	136,000	136,146
Toyota Motor Credit Corp.(d)	4.35%	10/08/2027	42,000	42,135
Toyota Motor Credit Corp.(d)	4.45%	06/29/2029	27,000	27,105
Toyota Motor Credit Corp.(d)	4.55%	08/09/2029	32,000	32,197
Toyota Motor Credit Corp.(d)	4.80%	05/15/2030	125,000	126,425
Toyota Motor Credit Corp.(d)	5.55%	11/20/2030	123,000	128,141
				1,615,818

Banks - 0.7%
Huntington Bancshares, Inc.(a)	5.61%	01/28/2041	92,000	89,876
M&T Bank Corp.(a)	5.40%	07/30/2035	149,000	148,590
PNC Financial Services Group, Inc.(a)	6.04%	10/28/2033	35,000	37,019
US Bancorp(a)	5.03%	01/26/2037	93,000	91,578

Wells Fargo & Co.(a)	3.58%	05/22/2028	10,000	$9,907
Wells Fargo & Co.(a)	6.49%	10/23/2034	8,000	8,661
Wells Fargo & Co.(a)	5.50%	01/23/2035	7,000	7,130
Wells Fargo & Co.(a)	5.61%	04/23/2036	92,000	94,207
				486,968

Biotechnology - 0.2%
Royalty Pharma PLC	1.75%	09/02/2027	109,000	105,093
Royalty Pharma PLC	2.20%	09/02/2030	36,000	32,420
				137,513

Cable & Satellite - 0.4%
Charter Communications Operating LLC / Charter Communications
Operating Capital	6.10%	06/01/2029	64,000	66,304
Charter Communications Operating LLC / Charter Communications
Operating Capital	2.80%	04/01/2031	17,000	15,267
Charter Communications Operating LLC	6.55%	06/01/2034	19,000	19,746
Comcast Corp.	1.95%	01/15/2031	18,000	15,976
Comcast Corp.	1.50%	02/15/2031	151,000	130,900
Comcast Corp.	5.30%	06/01/2034	11,000	11,177
Comcast Corp.	3.90%	03/01/2038	30,000	25,803
				285,173

Chemicals - 0.2%
Nutrien Ltd.(d)	5.88%	12/01/2036	3,000	3,095
Sherwin-Williams Co.	4.30%	08/15/2028	150,000	149,612
				152,707

Commercial Finance - 0.3%
Gabx Leasing LLC	5.30%	04/15/2036	6,000	5,893
GATX Corp.	4.00%	06/30/2030	88,000	85,671
Penske Truck Leasing Co. LP / PTL Finance Corp.	1.70%	06/15/2026	38,000	37,789
Penske Truck Leasing Co. LP / PTL Finance Corp.	5.35%	03/30/2029	8,000	8,139
Penske Truck Leasing Co. LP / PTL Finance Corp.	5.25%	07/01/2029	65,000	65,986
Penske Truck Leasing Co. LP / PTL Finance Corp.	5.25%	02/01/2030	45,000	45,688
				249,166

Communications Equipment - 0.2%
Cisco Systems, Inc.	4.95%	02/26/2031	54,000	55,338
Cisco Systems, Inc.	4.95%	02/24/2032	62,000	63,292
				118,630

Consumer Finance - 0.1%
American Express Co. (Callable 04/25/2030)(a)	5.02%	04/25/2031	2,000	2,034
American Express Co.(a)	4.46%	02/10/2032	15,000	14,847
Capital One Financial Corp.(a)	1.88%	11/02/2027	33,000	32,453
Fiserv, Inc.	5.15%	03/15/2027	46,000	46,234
				95,568

Consumer Products - 0.0%(b)
Kenvue, Inc.	4.85%	05/22/2032	28,000	28,280

Consumer Services - 0.1%
Automatic Data Processing, Inc.	4.75%	05/08/2032	43,000	$43,468

Containers & Packaging - 0.3%
Amcor Group GmbH	5.45%	05/23/2029	20,000	20,495
Berry Global Group, Inc.	1.65%	01/15/2027	42,000	41,122
Graphic Packaging International LLC	1.51%	04/15/2026	134,000	133,809
Sealed Air Corp.	1.57%	10/15/2026	35,000	34,936
Sonoco Products Co.	4.60%	09/01/2029	25,000	24,936
				255,298

Design, Manufacturing & Distribution - 0.1%
Arrow Electronics, Inc.	5.15%	08/21/2029	52,000	52,573

Diversified Banks - 3.4%
Bank of America Corp.(a)	1.73%	07/22/2027	164,000	162,638
Bank of America Corp.(a)	2.55%	02/04/2028	29,000	28,563
Bank of America Corp.(a)	3.59%	07/21/2028	55,000	54,420
Bank of America Corp.(a)	3.42%	12/20/2028	28,000	27,515
Bank of America Corp.(a)	3.97%	03/05/2029	8,000	7,929
Bank of America Corp.(a)	2.09%	06/14/2029	48,000	45,679
Bank of America Corp.(a)	2.88%	10/22/2030	135,000	127,669
Bank of America Corp.(a)	2.50%	02/13/2031	8,000	7,399
Bank of America Corp.(a)	2.59%	04/29/2031	139,000	128,420
Bank of America Corp.(a)	2.30%	07/21/2032	122,000	107,717
Bank of America Corp.(a)	2.97%	02/04/2033	60,000	54,303
Bank of America Corp.(a)	5.87%	09/15/2034	76,000	79,633
Bank of America Corp.(a)	5.52%	10/25/2035	53,000	53,031
Bank of America Corp.(a)	5.74%	02/12/2036	39,000	39,712
Bank of Montreal(a)	4.64%	09/10/2030	70,000	70,145
JPMorgan Chase & Co.(a)	1.58%	04/22/2027	77,000	76,876
JPMorgan Chase & Co.(a)	1.47%	09/22/2027	78,000	76,948
JPMorgan Chase & Co.(a)	2.95%	02/24/2028	116,000	114,550
JPMorgan Chase & Co.(a)	5.57%	04/22/2028	34,000	34,429
JPMorgan Chase & Co.(a)	3.51%	01/23/2029	13,000	12,794
JPMorgan Chase & Co.(a)	2.07%	06/01/2029	59,000	56,126
JPMorgan Chase & Co.(a)	4.45%	12/05/2029	69,000	69,073
JPMorgan Chase & Co.(a)	5.01%	01/23/2030	13,000	13,188
JPMorgan Chase & Co. (Callable 04/22/2029)(a)	5.58%	04/22/2030	19,000	19,584
JPMorgan Chase & Co.(a)	3.70%	05/06/2030	15,000	14,641
JPMorgan Chase & Co.(a)	5.00%	07/22/2030	25,000	25,364
JPMorgan Chase & Co.(a)	2.74%	10/15/2030	11,000	10,357
JPMorgan Chase & Co.(a)	4.60%	10/22/2030	200,000	200,493
JPMorgan Chase & Co.(a)	1.95%	02/04/2032	140,000	123,306
JPMorgan Chase & Co.(a)	5.77%	04/22/2035	22,000	22,932
JPMorgan Chase & Co. (Callable 04/22/2035)(a)	5.57%	04/22/2036	45,000	46,371
JPMorgan Chase & Co.(a)	5.58%	07/23/2036	11,000	11,191
JPMorgan Chase & Co.(a)	4.81%	10/22/2036	99,000	96,231
Royal Bank of Canada(a)	4.97%	08/02/2030	25,000	25,321
Royal Bank of Canada(a)	4.65%	10/18/2030	127,000	127,347
Royal Bank of Canada(a)	5.15%	02/04/2031	127,000	129,094
Royal Bank of Canada(a)	4.70%	08/06/2031	130,000	129,779

Toronto-Dominion Bank(d)	5.52%	07/17/2028	85,000	$87,110
				2,517,878

Electrical Equipment Manufacturing - 0.0%(b)
Carrier Global Corp.	2.72%	02/15/2030	31,000	28,962

Exploration & Production - 0.4%
Canadian Natural Resources Ltd.	5.40%	12/15/2034	24,000	24,304
Devon Energy Corp. (Callable 06/15/2034)	5.20%	09/15/2034	42,000	42,155
EOG Resources, Inc.	5.00%	07/15/2032	64,000	64,799
EOG Resources, Inc.	5.35%	01/15/2036	39,000	39,600
Hess Corp.	4.30%	04/01/2027	67,000	67,060
Occidental Petroleum Corp.	5.38%	01/01/2032	17,000	17,307
Ovintiv, Inc.	5.65%	05/15/2028	18,000	18,486
Viper Energy Partners LLC	5.70%	08/01/2035	51,000	51,429
				325,140

Financial Services - 2.3%
Blackstone Holdings I LP	1.63%	08/05/2028	70,000	65,619
Blackstone Holdings I LP	2.50%	01/10/2030	8,000	7,423
Brookfield Finance, Inc.	4.25%	06/02/2026	62,000	61,990
Charles Schwab Corp.(a)	6.20%	11/17/2029	21,000	21,929
CME Group, Inc.	4.40%	03/15/2030	92,000	92,320
Goldman Sachs Group, Inc.(a)	6.48%	10/24/2029	3,000	3,139
Goldman Sachs Group, Inc.(a)	5.73%	04/25/2030	24,000	24,763
Goldman Sachs Group, Inc. (Callable 01/21/2031)(a)	4.52%	01/21/2032	15,000	14,777
Goldman Sachs Group, Inc.(a)	5.33%	07/23/2035	23,000	23,072
Goldman Sachs Group, Inc.(a)	5.54%	01/28/2036	6,000	6,099
Intercontinental Exchange, Inc.	2.10%	06/15/2030	142,000	129,146
LPL Holdings, Inc.	5.70%	05/20/2027	49,000	49,498
LPL Holdings, Inc.	5.20%	03/15/2030	46,000	46,376
LPL Holdings, Inc.	5.15%	06/15/2030	60,000	60,370
Main Street Capital Corp. (Callable 02/01/2029)	6.95%	03/01/2029	54,000	55,571
Morgan Stanley(d)	3.13%	07/27/2026	22,000	21,925
Morgan Stanley(a)	1.59%	05/04/2027	35,000	34,903
Morgan Stanley(a)	3.59%	07/22/2028	20,000	19,768
Morgan Stanley(a)	6.30%	10/18/2028	11,000	11,286
Morgan Stanley(a)	5.16%	04/20/2029	34,000	34,395
Morgan Stanley(a)	5.17%	01/16/2030	7,000	7,099
Morgan Stanley(a)	5.04%	07/19/2030	18,000	18,211
Morgan Stanley(a)	5.19%	04/17/2031	5,000	5,076
Morgan Stanley(a)	5.66%	04/17/2036	105,000	107,660
Morgan Stanley(a)	5.07%	01/30/2037	239,000	234,493
Nuveen LLC	5.55%	01/15/2030	157,000	161,123
State Street Corp.	4.73%	02/28/2030	200,000	202,533
State Street Corp.(a)	3.03%	11/01/2034	108,000	101,644
TPG Operating Group II LP	4.88%	05/15/2031	55,000	54,012
				1,676,220

Food & Beverage - 0.8%
Campbell Soup Co.	5.20%	03/21/2029	45,000	45,452
Cargill, Inc.	2.13%	04/23/2030	141,000	128,631
Cargill, Inc.	1.70%	02/02/2031	33,000	29,030
Coca-Cola Co.	5.25%	06/01/2029	36,000	36,786

Hershey Co.	4.95%	02/24/2032	70,000	$71,714
Mars, Inc.	3.20%	04/01/2030	12,000	11,454
Mars, Inc.	5.00%	03/01/2032	31,000	31,379
Mars, Inc.	5.20%	03/01/2035	53,000	53,558
Mars, Inc.	5.65%	05/01/2045	7,000	6,928
PepsiCo, Inc.	4.10%	01/15/2029	163,000	162,971
Tyson Foods, Inc.	5.40%	03/15/2029	29,000	29,760
				607,663

Funds & Trusts - 0.1%
Prologis Targeted US Logistics Fund LP	5.25%	04/01/2029	62,000	63,209
Prologis Targeted US Logistics Fund LP	5.50%	04/01/2034	18,000	18,306
				81,515

Hardware - 0.1%
Dell International LLC / EMC Corp.	4.75%	04/01/2028	26,000	26,191
FLIR Systems, Inc.	2.50%	08/01/2030	31,000	28,534
NetApp, Inc. (Callable 01/17/2032)	5.50%	03/17/2032	27,000	27,667
				82,392

Health Care Facilities & Services - 1.1%
Cardinal Health, Inc.(d)	4.70%	11/15/2026	51,000	51,097
Cencora, Inc.	5.13%	02/15/2034	31,000	31,286
CVS Health Corp.	5.13%	02/21/2030	135,000	136,954
CVS Health Corp.	5.45%	09/15/2035	49,000	49,140
HCA Healthcare, Inc.	4.50%	02/15/2027	58,000	58,005
HCA Healthcare, Inc.	4.13%	06/15/2029	150,000	147,868
HCA Healthcare, Inc.	3.50%	09/01/2030	50,000	47,505
HCA Healthcare, Inc.	5.45%	04/01/2031	39,000	39,996
HCA Healthcare, Inc.	2.38%	07/15/2031	13,000	11,492
HCA Healthcare, Inc.	3.63%	03/15/2032	22,000	20,447
HCA Healthcare, Inc.	5.13%	06/15/2039	27,000	25,480
McKesson Corp.	4.25%	09/15/2029	27,000	26,930
McKesson Corp.	4.95%	05/30/2032	27,000	27,434
McKesson Corp.	5.25%	05/30/2035	36,000	36,730
Quest Diagnostics, Inc.	4.63%	12/15/2029	79,000	79,581
Quest Diagnostics, Inc.	2.80%	06/30/2031	22,000	20,083
Quest Diagnostics, Inc.	5.00%	12/15/2034	11,000	10,929
Universal Health Services, Inc.	4.63%	10/15/2029	18,000	17,799
				838,756

Home Improvement - 0.1%
Fortune Brands Innovations, Inc.	3.25%	09/15/2029	31,000	29,567
Fortune Brands Innovations, Inc.	4.00%	03/25/2032	17,000	16,016
Mohawk Industries, Inc.	5.85%	09/18/2028	7,000	7,208
				52,791

Industrial Other - 0.2%
Honeywell International, Inc.	4.75%	02/01/2032	4,000	4,010
Jacobs Solutions, Inc.	4.75%	03/03/2031	30,000	29,612
Quanta Services, Inc.	4.30%	08/09/2028	22,000	21,971

WSP Global, Inc.	5.04%	09/18/2031	60,000	$59,509
				115,102

Integrated Oils - 0.2%
BP Capital Markets America, Inc.	4.89%	09/11/2033	11,000	11,065
BP Capital Markets America, Inc.	4.99%	04/10/2034	10,000	10,078
BP Capital Markets America, Inc.	5.23%	11/17/2034	35,000	35,746
Chevron U.S.A., Inc.	4.05%	08/13/2028	50,000	50,066
Chevron U.S.A., Inc.	4.50%	10/15/2032	13,000	13,038
Chevron U.S.A., Inc.	4.85%	10/15/2035	38,000	38,140
				158,133

Internet Media - 0.7%
Alphabet, Inc.	4.40%	02/15/2033	95,000	93,911
Alphabet, Inc.	4.70%	11/15/2035	49,000	48,494
Alphabet, Inc.	4.80%	02/15/2036	45,000	44,858
Meta Platforms, Inc.	4.20%	11/15/2030	56,000	55,445
Meta Platforms, Inc.	4.60%	11/15/2032	43,000	42,604
Meta Platforms, Inc.	5.40%	08/15/2054	18,000	16,343
Meta Platforms, Inc.	5.75%	05/15/2063	17,000	15,901
Meta Platforms, Inc.	5.75%	11/15/2065	5,000	4,658
Uber Technologies, Inc.	4.50%	08/15/2029	25,000	24,808
Uber Technologies, Inc.	4.30%	01/15/2030	150,000	148,767
Uber Technologies, Inc.	4.80%	09/15/2035	8,000	7,786
				503,575

Life Insurance - 1.0%
Athene Holding Ltd.	6.25%	04/01/2054	49,000	45,059
CNO Financial Group, Inc.(d)	5.88%	06/04/2027	63,000	63,886
Corebridge Financial, Inc.	3.90%	04/05/2032	20,000	18,761
Corebridge Financial, Inc.	6.05%	09/15/2033	39,000	40,866
Corebridge Financial, Inc.	5.75%	01/15/2034	17,000	17,450
Corebridge Global Funding(d)	4.25%	08/21/2028	105,000	104,299
Equitable Financial Life Global Funding(d)	5.00%	03/27/2030	67,000	67,577
Northwestern Mutual Global Funding(d)	1.70%	06/01/2028	98,000	92,873
RGA Global Funding(d)	4.35%	08/25/2028	200,000	199,058
RGA Global Funding(d)	5.45%	05/24/2029	59,000	60,454
				710,283

Machinery Manufacturing - 1.0%
Agco Corp.	5.45%	03/21/2027	39,000	39,273
Caterpillar Financial Services Corp.(d)	4.70%	11/15/2029	125,000	126,885
CNH Industrial NV	5.50%	01/12/2029	55,000	56,364
Ingersoll Rand, Inc.	5.18%	06/15/2029	24,000	24,564
Ingersoll Rand, Inc.	5.45%	06/15/2034	9,000	9,198
John Deere Capital Corp.(d)	4.85%	06/11/2029	33,000	33,626
John Deere Capital Corp.(d)	4.70%	06/10/2030	160,000	162,182
John Deere Capital Corp.(d)	4.90%	03/07/2031	158,000	161,335
John Deere Capital Corp.(d)	4.40%	09/08/2031	163,000	162,864
				776,291

Managed Care - 0.8%
Centene Corp.	3.00%	10/15/2030	121,000	106,096
Cigna Group	2.38%	03/15/2031	237,000	212,978

Cigna Group	5.40%	03/15/2033	21,000	$21,628
Cigna Group	5.25%	01/15/2036	23,000	23,055
Elevance Health, Inc.	4.95%	11/01/2031	52,000	52,340
Elevance Health, Inc.	4.60%	09/15/2032	28,000	27,569
Elevance Health, Inc.	5.50%	10/15/2032	34,000	35,065
Health Care Service Corp.	5.20%	06/15/2029	57,000	57,819
UnitedHealth Group, Inc.	4.95%	01/15/2032	49,000	49,569
UnitedHealth Group, Inc.	5.15%	07/15/2034	11,000	11,109
				597,228

Medical Equipment & Devices Manufacturing - 0.6%
Becton, Dickinson and Co.	4.69%	02/13/2028	51,000	51,267
Solventum Corp.	5.45%	03/13/2031	125,000	128,285
Stryker Corp.	4.85%	02/10/2030	100,000	101,394
Thermo Fisher Scientific, Inc.	4.98%	08/10/2030	127,000	129,839
Thermo Fisher Scientific, Inc.	4.55%	06/15/2033	45,000	44,511
				455,296

Metals & Mining - 0.5%
BHP Billiton Finance USA Ltd.	5.25%	09/08/2030	38,000	39,126
Codelco, Inc.(d)	5.63%	09/21/2035	225,000	225,739
Rio Tinto Finance USA PLC (Callable 01/14/2032)	5.00%	03/14/2032	39,000	39,791
Steel Dynamics, Inc.	1.65%	10/15/2027	28,000	26,876
				331,532

Oil & Gas Services & Equipment - 0.3%
Schlumberger Holdings Corp.	5.00%	11/15/2029	65,000	65,785
Schlumberger Holdings Corp.	2.65%	06/26/2030	174,000	161,572
				227,357

Pharmaceuticals - 1.3%
Abbvie, Inc.	2.95%	11/21/2026	34,000	33,749
Abbvie, Inc.	3.20%	11/21/2029	434,000	418,473
Abbvie, Inc.	4.50%	05/14/2035	10,000	9,677
Astrazeneca Finance LLC	4.90%	02/26/2031	69,000	70,518
GSK PLC	4.88%	04/15/2035	50,000	49,857
Johnson & Johnson	4.90%	06/01/2031	99,000	102,327
Novartis Capital Corp.	4.60%	03/18/2033	75,000	74,772
Novartis Capital Corp.	5.60%	03/18/2046	4,000	4,019
Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2030	128,000	128,963
Pfizer Investment Enterprises Pte. Ltd.	4.75%	05/19/2033	21,000	20,942
Viatris, Inc.	2.70%	06/22/2030	35,000	31,724
Zoetis, Inc.	4.15%	08/17/2028	2,000	1,994
				947,015

Pipeline - 1.2%
Cheniere Energy, Inc.	4.50%	10/01/2029	24,000	23,900
Colonial Enterprises, Inc.	3.25%	05/15/2030	7,000	6,555
Columbia Pipeline Group, Inc.	6.04%	08/15/2028	65,000	67,090
Columbia Pipeline Group, Inc.	5.10%	10/01/2031	34,000	34,203
Enbridge, Inc.(a)	5.75%	07/15/2080	45,000	44,895
Energy Transfer LP	3.75%	05/15/2030	132,000	127,638
Energy Transfer LP	4.55%	01/15/2031	56,000	55,497
Energy Transfer LP	5.35%	01/15/2036	48,000	47,701

Kinder Morgan, Inc.	5.30%	12/01/2034	71,000	$71,634
Sabine Pass Liquefaction LLC	5.00%	03/15/2027	201,000	201,395
Targa Resources Corp.	5.40%	07/30/2036	51,000	50,659
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.88%	02/01/2031	25,000	24,970
Transcontinental Gas Pipe Line Co. LLC	3.25%	05/15/2030	135,000	128,372
Williams Cos., Inc.	4.90%	03/15/2029	18,000	18,213
				902,722

Power Generation - 0.1%
Liberty Utilities Co.	5.58%	01/31/2029	34,000	34,693
Liberty Utilities Co.	5.87%	01/31/2034	47,000	48,783
				83,476

Property & Casualty Insurance - 0.7%
American International Group, Inc.	3.40%	06/30/2030	137,000	130,808
Aon North America, Inc.	5.13%	03/01/2027	18,000	18,095
Aon North America, Inc.	5.15%	03/01/2029	4,000	4,086
Assurant, Inc.	5.55%	02/15/2036	88,000	88,022
Brown & Brown, Inc.	4.90%	06/23/2030	51,000	50,976
Chubb INA Holdings, Inc.	4.90%	08/15/2035	76,000	74,892
Hanover Insurance Group, Inc.	5.50%	09/01/2035	120,000	119,267
Horace Mann Educators Corp.	4.70%	10/01/2030	42,000	41,386
				527,532

Railroad - 0.4%
Canadian National Railway Co.	4.20%	03/12/2031	77,000	76,105
Canadian Pacific Railway Co.	2.88%	11/15/2029	190,000	180,511
Norfolk Southern Corp.	5.05%	08/01/2030	4,000	4,087
Norfolk Southern Corp.	5.55%	03/15/2034	11,000	11,416
Westinghouse Air Brake Technologies Corp.	4.70%	09/15/2028	34,000	34,106
				306,225

Real Estate - 1.4%
American Homes 4 Rent	5.50%	02/01/2034	58,000	58,592
American Tower Corp.	3.65%	03/15/2027	27,000	26,811
Camden Property Trust	5.85%	11/03/2026	49,000	49,377
Crown Castle, Inc.	2.90%	03/15/2027	27,000	26,600
Crown Castle, Inc.	4.80%	09/01/2028	58,000	58,315
Crown Castle, Inc.	5.60%	06/01/2029	34,000	34,806
Crown Castle, Inc.	3.30%	07/01/2030	31,000	29,058
Crown Castle, Inc.	2.10%	04/01/2031	15,000	13,065
Crown Castle, Inc.	5.10%	05/01/2033	10,000	9,867
Crown Castle, Inc.	5.80%	03/01/2034	15,000	15,368
CubeSmart LP	2.25%	12/15/2028	35,000	33,043
Extra Space Storage, Inc.	5.35%	01/15/2035	17,000	17,102
First Industrial LP	5.25%	01/15/2031	64,000	64,702
Invitation Homes, Inc.	2.30%	11/15/2028	57,000	53,656
Invitation Homes, Inc.	2.00%	08/15/2031	36,000	30,824
Invitation Homes, Inc.	5.50%	08/15/2033	21,000	21,046
Kite Realty Group LP	4.00%	10/01/2026	15,000	14,960
Mid-America Apartments LP	5.30%	02/15/2032	23,000	23,664
NNN REIT, Inc.	4.60%	02/15/2031	130,000	129,266
Piedmont Operating Partnership LP	2.75%	04/01/2032	10,000	8,406
Realty Income Corp.	3.95%	08/15/2027	58,000	57,726

Rexford Industrial Realty LP	2.15%	09/01/2031	105,000	$91,128
Sabra Health Care LP	3.20%	12/01/2031	16,000	14,450
Welltower OP LLC	4.50%	07/01/2030	119,000	119,091
Weyerhaeuser Co.(d)	4.75%	05/15/2026	6,000	6,001
				1,006,924

Refining & Marketing - 0.0%(b)
Marathon Petroleum Corp.	5.13%	12/15/2026	33,000	33,112

Retail - Consumer Discretionary - 0.7%
Amazon.com, Inc.	4.25%	03/13/2031	63,000	62,533
Amazon.com, Inc.	2.10%	05/12/2031	46,000	41,226
Amazon.com, Inc.	4.55%	03/13/2033	93,000	92,185
Amazon.com, Inc.	4.35%	03/20/2033	44,000	43,244
Amazon.com, Inc.	4.65%	11/20/2035	41,000	40,200
Home Depot, Inc.	1.38%	03/15/2031	125,000	108,101
Lowe’s Cos., Inc.	4.00%	10/15/2028	99,000	98,221
Lowe’s Cos., Inc.	4.50%	10/15/2032	63,000	61,979
				547,689

Semiconductors - 0.5%
Applied Materials, Inc.	4.60%	01/15/2036	133,000	129,153
Broadcom, Inc.	5.05%	04/15/2030	29,000	29,563
Broadcom, Inc.	2.45%	02/15/2031	27,000	24,525
Broadcom, Inc.	4.80%	10/15/2034	32,000	31,545
Broadcom, Inc.	3.19%	11/15/2036	49,000	41,007
Intel Corp.	5.20%	02/10/2033	3,000	3,025
Micron Technology, Inc.	5.80%	01/15/2035	34,000	36,215
Micron Technology, Inc.	3.37%	11/01/2041	25,000	19,448
NXP BV / NXP Funding LLC / NXP USA, Inc.	4.30%	06/18/2029	28,000	27,759
				342,240

Software & Services - 1.4%
Accenture Capital, Inc.	4.25%	10/04/2031	90,000	88,981
Adobe, Inc.	4.95%	01/17/2030	43,000	43,867
Booz Allen Hamilton, Inc. (Callable 04/09/2026)	3.88%	09/01/2028	52,000	50,626
International Business Machines Corp.	4.95%	02/03/2036	102,000	99,436
Intuit, Inc.	5.20%	09/15/2033	35,000	35,628
MSCI, Inc.	3.63%	09/01/2030	59,000	55,785
Oracle Corp.	2.30%	03/25/2028	66,000	62,877
Oracle Corp.	2.95%	04/01/2030	39,000	35,588
Oracle Corp.	4.95%	02/04/2031	55,000	53,868
Oracle Corp.	4.90%	02/06/2033	47,000	44,589
Oracle Corp.	3.90%	05/15/2035	29,000	24,571
Oracle Corp.	5.20%	09/26/2035	21,000	19,670
Oracle Corp.	3.85%	07/15/2036	46,000	38,161
Oracle Corp.	3.80%	11/15/2037	31,000	24,649
Oracle Corp.	5.88%	09/26/2045	17,000	14,730
Oracle Corp.	5.38%	09/27/2054	48,000	37,306
Oracle Corp.	6.00%	08/03/2055	22,000	18,519
Roper Technologies, Inc.	4.25%	09/15/2028	22,000	21,868
S&P Global, Inc.	2.95%	03/01/2029	41,000	39,500
S&P Global, Inc.	1.25%	08/15/2030	46,000	40,115
Salesforce, Inc.	4.90%	09/15/2031	53,000	52,914

Salesforce, Inc.	5.20%	03/15/2033	64,000	$63,937
Salesforce, Inc.	5.55%	03/15/2036	45,000	44,892
Synopsys, Inc.	5.00%	04/01/2032	27,000	27,245
				1,039,322

Sovereigns - 0.7%
Mexico Government International Bond	5.63%	09/22/2035	200,000	192,800
Mexico Government International Bond	6.63%	01/29/2038	200,000	203,224
Republic of Poland Government International Bond	5.38%	02/12/2035	100,000	102,105
				498,129

Supermarkets & Pharmacies - 0.5%
Alimentation Couche-Tard, Inc.	4.15%	09/29/2028	357,000	354,484

Tobacco - 0.3%
BAT Capital Corp.	3.56%	08/15/2027	22,000	21,766
BAT Capital Corp.	5.83%	02/20/2031	13,000	13,606
Philip Morris International, Inc.	4.88%	02/13/2029	53,000	53,795
Philip Morris International, Inc.	4.75%	11/01/2031	125,000	125,594
				214,761

Transportation & Logistics - 0.4%
FedEx Corp.(c)	1.88%	02/20/2034	23,295	20,109
PACCAR Financial Corp.(d)	4.00%	08/08/2028	66,000	65,969
Ryder System, Inc.	5.50%	06/01/2029	44,000	45,264
Ryder System, Inc.	5.00%	03/15/2030	108,000	109,331
Ryder System, Inc.	6.60%	12/01/2033	24,000	26,322
				266,995

Travel & Lodging - 0.4%
Marriott International, Inc.	2.85%	04/15/2031	108,000	98,924
Marriott International, Inc.	4.50%	10/15/2031	131,000	129,525
Marriott International, Inc.	5.35%	03/15/2035	17,000	17,128
Marriott International, Inc.	5.25%	10/15/2035	52,000	51,776
				297,353

Utilities - 5.7%
Aes Corp.	5.80%	03/15/2032	45,000	45,242
Alabama Power Co.	5.85%	11/15/2033	21,000	22,252
Algonquin Power & Utilities Corp.(d)	5.37%	06/15/2026	33,000	33,015
American Electric Power Co., Inc.	5.63%	03/01/2033	15,000	15,513
American Transmission Systems, Inc.	2.65%	01/15/2032	18,000	16,146
Arizona Public Service Co.	2.95%	09/15/2027	60,000	58,708
Avangrid, Inc. (Callable 03/01/2029)	3.80%	06/01/2029	23,000	22,448
Black Hills Corp.	3.05%	10/15/2029	15,000	14,253
Black Hills Corp.	4.55%	01/31/2031	37,000	36,635
Black Hills Corp.	6.00%	01/15/2035	17,000	17,653
CenterPoint Energy, Inc.	5.40%	06/01/2029	30,000	30,757
Cleveland Electric Illuminating Co.	3.50%	04/01/2028	104,000	101,888
CMS Energy Corp.(a)	4.75%	06/01/2050	41,000	39,776
DTE Energy Co.	5.20%	04/01/2030	158,000	161,200
Duke Energy Carolinas LLC	2.55%	04/15/2031	178,000	162,902
Duke Energy Florida LLC	2.40%	12/15/2031	28,000	25,047
Duke Energy Florida LLC	5.88%	11/15/2033	10,000	10,629

Duquesne Light Holdings, Inc.	2.53%	10/01/2030	14,000	$12,752
Enel Finance International NV(d)	4.13%	09/30/2028	200,000	198,406
Entergy Corp.	2.80%	06/15/2030	139,000	129,302
Entergy Corp.	2.40%	06/15/2031	146,000	129,706
Entergy Texas, Inc.	4.00%	03/30/2029	22,000	21,821
Essential Utilities, Inc.	2.70%	04/15/2030	141,000	130,926
Essential Utilities, Inc.	5.38%	01/15/2034	14,000	14,197
Essential Utilities, Inc.	5.25%	08/15/2035	18,000	17,996
Evergy Kansas Central, Inc.	5.25%	03/15/2035	14,000	14,136
Eversource Energy	1.40%	08/15/2026	35,000	34,614
Eversource Energy	2.90%	03/01/2027	57,000	56,277
Eversource Energy	5.95%	02/01/2029	48,000	49,725
Eversource Energy	5.50%	01/01/2034	18,000	18,270
Exelon Corp.	5.15%	03/15/2028	59,000	59,703
FirstEnergy Corp.	3.90%	07/15/2027	72,000	71,419
Florida Power & Light Co.	4.63%	05/15/2030	125,000	126,304
Florida Power & Light Co.	5.30%	06/15/2034	20,000	20,562
Georgia Power Co.	4.65%	05/16/2028	21,000	21,172
Idaho Power Co.	4.85%	03/01/2036	40,000	39,189
IPALCO Enterprises, Inc.	4.25%	05/01/2030	27,000	26,016
Kentucky Utilities Co.	5.45%	04/15/2033	10,000	10,344
Louisville Gas and Electric Co.	5.45%	04/15/2033	17,000	17,595
Monongahela Power Co.	3.55%	05/15/2027	25,000	24,759
Monongahela Power Co.	5.85%	02/15/2034	24,000	25,200
Narragansett Electric Co.	3.40%	04/09/2030	15,000	14,347
National Grid PLC	5.42%	01/11/2034	38,000	38,743
National Rural Utilities Cooperative Finance Corp.	2.40%	03/15/2030	141,000	130,969
National Rural Utilities Cooperative Finance Corp.	1.65%	06/15/2031	160,000	137,945
National Rural Utilities Cooperative Finance Corp.	2.75%	04/15/2032	18,000	16,156
National Rural Utilities Cooperative Finance Corp.	4.15%	12/15/2032	31,000	30,080
National Rural Utilities Cooperative Finance Corp.	5.80%	01/15/2033	4,000	4,242
NextEra Energy Capital Holdings, Inc.	5.30%	03/15/2032	32,000	32,754
NextEra Energy Capital Holdings, Inc.	5.85%	03/01/2056	5,000	4,883
NextEra Energy Capital Holdings, Inc.(a)	3.80%	03/15/2082	48,000	46,373
Niagara Mohawk Power Corp.	1.96%	06/27/2030	189,000	170,071
NiSource, Inc.	5.85%	04/01/2055	11,000	10,713
NorthWestern Corp.	5.07%	03/21/2030	83,000	84,366
NSTAR Electric Co.	1.95%	08/15/2031	22,000	19,255
NSTAR Electric Co.	5.40%	06/01/2034	9,000	9,211
OGE Energy Corp.	5.45%	05/15/2029	24,000	24,592
ONE Gas, Inc.	5.10%	04/01/2029	71,000	72,466
Pacific Gas and Electric Co.	4.45%	04/15/2042	3,000	2,481
PPL Capital Funding, Inc.	3.10%	05/15/2026	70,000	69,894
Public Service Electric and Gas Co.	5.20%	03/01/2034	25,000	25,447
Public Service Enterprise Group, Inc.	5.20%	04/01/2029	28,000	28,549
Public Service Enterprise Group, Inc.	4.90%	03/15/2030	127,000	128,275
Public Service Enterprise Group, Inc.	2.45%	11/15/2031	32,000	28,396
Public Service Enterprise Group, Inc.	5.40%	03/15/2035	10,000	10,137
SCE Recovery Funding LLC(c)	4.45%	03/15/2036	450,000	446,063
Southern Co.(d)	5.11%	08/01/2027	35,000	35,309
Southern Co.(a)	3.75%	09/15/2051	45,000	44,703
Southern Power Co.	4.25%	10/01/2030	164,000	161,708
Southwestern Public Service Co.	5.30%	05/15/2035	76,000	76,312
Tucson Electric Power Co.	5.20%	09/15/2034	27,000	27,192

Virginia Electric and Power Co.	4.95%	03/15/2036	59,000	$57,540
WEC Energy Group, Inc.	5.15%	10/01/2027	64,000	64,698
WEC Energy Group, Inc.	1.38%	10/15/2027	38,000	36,298
Wisconsin Electric Power Co.	1.70%	06/15/2028	25,000	23,717
Wisconsin Power and Light Co.	5.38%	03/30/2034	17,000	17,274
Xcel Energy, Inc.	5.60%	04/15/2035	32,000	32,558
				4,248,172

Wireless Telecommunications Services - 0.6%
Sprint Capital Corp.(d)	6.88%	11/15/2028	89,000	94,110
Sprint Capital Corp.(d)	8.75%	03/15/2032	56,000	66,613
T-Mobile USA, Inc.	2.05%	02/15/2028	11,000	10,556
T-Mobile USA, Inc.	3.38%	04/15/2029	10,000	9,693
T-Mobile USA, Inc.	3.88%	04/15/2030	2,000	1,948
T-Mobile USA, Inc.	3.50%	04/15/2031	137,000	129,617
T-Mobile USA, Inc.	5.30%	05/15/2035	35,000	35,331
Verizon Communications, Inc.	2.55%	03/21/2031	64,000	58,136
Verizon Communications, Inc.	4.40%	11/01/2034	14,000	13,342
Verizon Communications, Inc.	5.00%	01/15/2036	42,000	41,187
Verizon Communications, Inc.(d)	4.81%	03/15/2039	10,000	9,332
				469,865

Wireline Telecommunications Services - 0.6%
NTT Finance Corp.	1.16%	04/03/2026	200,000	199,963
NTT Finance Corp.(d)	4.57%	07/16/2027	250,000	250,622
				450,585

TOTAL CORPORATE BONDS (Cost $26,619,024)				26,370,389

MORTGAGE-BACKED SECURITIES - 23.9%			Par	Value
Fannie Mae Pool
Pool Fn Fa2839, 2.50%, 07/01/2052			1,454,301	1,227,420
Pool Fn Fs5050, 3.00%, 06/01/2052			2,319,910	2,046,246
Pool Fn Fs9860, 2.00%, 06/01/2052			2,489,783	2,009,494
Pool Fn Ma5759, 5.00%, 07/01/2055			1,999,687	1,973,936
Pool Fn Ma5853, 5.50%, 10/01/2055			978,746	983,970
Pool Fn Ma5877, 4.50%, 11/01/2055			1,964,790	1,897,623
Freddie Mac Pool
Pool Fr Rq0028, 6.00%, 07/01/2055			1,695,296	1,728,931
Pool Fr Rq0056, 5.50%, 10/01/2055			1,961,051	1,971,519
Ginnie Mae II Pool
Pool G2 Ma7471, 2.00%, 07/20/2051			2,291,420	1,892,789
Pool G2 Ma7472, 2.50%, 07/20/2051			1,177,963	1,014,102
Pool G2 Ma7988, 3.00%, 04/20/2052			1,078,803	964,349

TOTAL MORTGAGE-BACKED SECURITIES (Cost $17,794,561)				17,710,379

			Principal
U.S. TREASURY SECURITIES - 10.2%			Amount	Value
U.S. Treasury Note/Bond
4.63%, 11/15/2055			311,300	298,289
4.63%, 02/15/2046			1,602,400	1,547,943
4.25%, 03/31/2033			1,701,200	1,713,826
3.88%, 03/31/2028			624,700	625,615
3.50%, 03/15/2029			1,669,700	1,654,894
3.88%, 03/31/2031			1,708,500	1,703,228
TOTAL U.S. TREASURY SECURITIES (Cost $7,593,279)				7,543,795

SHORT-TERM INVESTMENTS - 2.5%
	Principal
U.S. Treasury Bills - 2.5%	Amount	Value
U.S. Treasury Bill, 5/7/2026, 0%(e)	1,850,000	$1,843,257

TOTAL SHORT-TERM INVESTMENTS (Cost $1,843,270)		1,843,257

TOTAL INVESTMENTS - 99.7% (Cost $74,446,774)		$74,025,643
Other Assets in Excess of Liabilities - 0.3%		250,320
TOTAL NET ASSETS - 100.0%		$74,275,963

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Sinkable security.
(d)	At maturity security. Interest is paid in full at the maturity date.
(e)	The rate shown is the annualized effective yield as of March 31, 2026.

Voya Core Bond ETF

Schedule of Written Options Contracts

March 31, 2026

WRITTEN OPTIONS - 0.0%(a)(b)(c)

Payer Swaptions - 0.0%(a)

Description	Contracts	Counterparty	(Pay)/Receive Fixed Rate	Expiration Date	Premiums Received	Value
CDX North American Investment
Grade Series 45 Index, Expiration:
5/20/2026; Exercise Rate: 0.60%	5,539,000	Morgan Stanley	Receive	12/20/2030	$(10,041)	$(13,783)

TOTAL WRITTEN OPTIONS
(Premiums received $(10,041))						(13,783)

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	100 shares per contract.

(c)	Exchange-traded.

Voya Core Bond ETF

Schedule of Futures Contracts

March 31, 2026

The Voya Core Bond ETF had the following futures contracts outstanding with Morgan Stanley & Co., LLC as of March 31, 2026:

EXCHANGE TRADED FUTURES CONTRACTS - (0.3)%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	57	06/30/2026	$11,824,383	$4,579
U.S. 5-Year Treasury Note	38	06/30/2026	4,110,828	(10,479)
U.S. Treasury Long Bond	13	06/18/2026	1,480,375	(42,684)
U.S. Treasury Ultra 10-Year Note	34	06/18/2026	3,859,531	2,954
U.S. Treasury Ultra Bond	50	06/18/2026	5,828,125	(140,580)
				(186,210)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(28)	06/18/2026	(3,109,313)	(6,620)

Net Unrealized Appreciation (Depreciation)				(192,830)

The Company has recorded an asset of $27,714 as of March 31, 2026, related to the current day's variation margin related to these contracts.

Voya Core Bond ETF

Schedule of Credit Default Swaps Contracts

March 31, 2026

CENTRALLY CLEARED CREDIT DEFAULT SWAPS - 0.0%

Reference Entity	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments	Value / Unrealized Appreciation (Depreciation)
CDX High Yield Index Series 46, Version 1	Receive	5.00%	Quarterly	06/20/2031	$2,090,000	$81,941	$21,676
CDX Investment Grade Index Series 46, Version 1	Receive	1.00%	Quarterly	06/20/2031	5,000,000	93,028	4,943
							26,619

Net Unrealized Appreciation (Depreciation)							26,619

The Company has recorded an asset of $30,074 as of March 31, 2026, related to the current day's variation margin related to these contracts.

Voya Core Bond ETF

Schedule of Interest Rate Swaps Contracts

March 31, 2026

CENTRALLY CLEARED INTEREST RATE SWAPS - 0.2%

Fund Pays Fixed Rate	Payment Frequency	Rate Received	Payment Frequency	Maturity Date	Notional Amount	Upfront payments/ (receipts)	Unrealized Appreciation (Depreciation)
3.3660%	Annually	USD-SOFR-COMPOUND	Annually	02/23/2031	$3,430,000	-	$38,687
3.3890%	Monthly	USD-SOFR-COMPOUND.	Monthly	02/04/2029	4,260,000	-	16,522
3.3000%	Annually	USD-SOFR-COMPOUND	Annually	02/24/2028	3,300,000	-	21,233
3.4571%	Annually	USD-SOFR-COMPOUND	Annually	02/25/2027	3,500,000	-	8,384
3.4993%	Annually	USD-SOFR-COMPOUND	Annually	02/24/2033	2,375,000	-	30,101
3.6072%	Annually	USD-SOFR-COMPOUND	Annually	02/25/2036	1,100,000	-	21,702
							136,629

Net Unrealized Appreciation (Depreciation)							136,629

The Company has recorded a liability of $15,131 as of March 31, 2026, related to the current day's variation margin related to these contracts.

Voya Multi-Sector Income ETF

Schedule of Investments

March 31, 2026

BANK LOANS - 0.5%	Principal Amount	Value
Consumer Discretionary Products - 0.0%(a)
Chariot Buyer, Term Loan, 6.41%, (TSFR1M + 2.75%), 09/08/2032	100,000	$99,148
Osmosis Buyer, Term Loan, 6.41%, (TSFR1M + 2.75%), 07/31/2028	50,000	49,895
		149,043
Consumer Discretionary Services - 0.1%
AmaWaterways, Term Loan, 6.16%, (TSFR1M + 2.50%), 05/01/2031	50,000	49,594
Flynn Restaurant Group, Term Loan, 6.16%, (TSFR1M + 2.50%), 01/31/2032	50,000	49,187
Fugue Finance, Term Loan, 5.91%, (TSFR1M + 2.25%), 01/09/2032	100,000	99,000
PCI Gaming Authority, Term Loan, 5.66%, (TSFR1M + 2.00%), 07/31/2031	50,000	50,045
		247,826
Consumer Staple Products - 0.0%(a)
Primo Brands, Term Loan, 6.41%, (TSFR1M + 2.75%), 03/19/2031	50,000	50,141

Financial Services - 0.0%(a)
CPI Holdco LLC, Term Loan, 5.66%, (TSFR1M + 2.00%), 05/17/2031	24,390	24,251
Jupiter Borrower, Inc., Term Loan, 6.41%, (TSFR1M + 2.75%), 03/25/2033	50,000	50,000
		74,251
Health Care - 0.1%
Bausch + Lomb, Term Loan, 7.41%, (TSFR1M + 3.75%), 01/15/2031	50,000	50,172
ExamWorks BidCo, Term Loan, 6.16%, (TSFR1M + 2.50%), 01/30/2033	50,000	49,973
Hologic, Term Loan, 5.91%, (TSFR1M + 2.25%), 01/14/2033	50,000	49,434
		149,579
Industrial Products - 0.1%
Hillenbrand Term, Term Loan, 7.16%, (TSFR1M + 3.50%), 01/22/2033	100,000	98,750

Pro Mach Group I, Term Loan, 6.41%, (TSFR1M + 2.75%), 10/16/2032	100,000	$99,894
		198,644
Industrial Services - 0.0%(a)
AlixPartners, Term Loan, 5.66%, (TSFR1M + 2.00%), 08/12/2032	50,000	49,605
Azuria Water Solutions, Term Loan, 6.41%, (TSFR1M + 2.75%), 01/27/2033	44,118	43,787
Azuria Water Solutions, Term Loan, 6.41%, (TSFR1M + 2.75%), 01/27/2033	5,882	5,832
GardaWorld Security, Term Loan, 6.41%, (TSFR1M + 2.75%), 02/01/2029	50,000	49,750
		148,974
Materials - 0.0%(a)
Graham Packaging, Term Loan, 5.91%, (TSFR1M + 2.25%), 01/26/2033	100,000	99,063
Windsor Holdings II, Term Loan, 6.41%, (TSFR1M + 2.75%), 08/01/2030	50,000	49,479
		148,542
Oil & Gas - 0.1%
CPPIB OVM Member, Term Loan, 5.91%, (TSFR1M + 2.25%), 08/20/2031	50,000	50,042
EG Group, Term Loan, 6.91%, (TSFR1M + 3.25%), 02/10/2031	50,000	50,125
Pelican Pipeline, Term Loan, 6.41%, (TSFR1M + 2.75%), 03/23/2033	50,000	50,094
		150,261
Retail - Consumer Discretionary - 0.1%
Great Outdoors Group, Term Loan, 6.91%, (TSFR1M + 3.25%), 01/23/2032	50,000	49,973
Mister Car Wash, Term Loan, 6.66%, (TSFR1M + 3.00%), 01/27/2033	50,000	49,532
Peer Holding I B.V., Term Loan, 5.91%, (TSFR1M + 2.25%), 09/27/2032	15,000	14,890
Peer Holding III B.V., Term Loan, 6.18%, (TSFR3M + 2.50%), 07/01/2031	37,179	37,210
		151,605
Software & Services - 0.0%(a)
Amentum Holdings, Term Loan, 5.91%, (TSFR1M + 2.25%), 09/29/2031	50,000	50,039

Utilities - 0.0%(a)
Discovery Energy, Term Loan, 6.68%, (TSFR3M + 3.00%), 05/01/2031	50,000	$50,000

TOTAL BANK LOANS (Cost $1,574,012)		1,568,905

COLLATERALIZED LOAN OBLIGATIONS - 19.0%	Principal Amount	Value
ACE Securities Corp Mortgage Loan Trust
Series 2007-D1, Class A2, 6.34%, 02/25/2038	346,252	284,478
Agate Bay Mortgage Trust(b)
Series 2015-1, Class B4, 3.61%, 01/25/2045(b)	780,872	629,206
AMMC CLO 30 Ltd.
Series 2024-30A, Class CR, 7.45%, (TSFR3M + 3.77%), 04/15/2039	500,000	498,405
Apidos CLO XXXVI
Series 2021-36A, Class CR, 5.52%, (TSFR3M + 1.84%), 01/20/2039	500,000	499,882
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 07/17/2046	7,144	6,749
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, 5.04%, (TSFR1M + 1.38%), 01/20/2043	400,000	399,452
Series 2026-FL1, 5.41%, (TSFR1M + 1.75%), 09/20/2043	500,000	500,770
AREIT
Series 2025-CRE11, Class A, 5.21%, (TSFR1M + 1.55%), 07/25/2043	500,000	501,360
ARES LX CLO Ltd.
Series 2021-60A, Class AR2, 4.64%, (TSFR3M + 0.96%), 07/18/2034	250,000	249,463
ARES1
Series 2024-IND2, Class A, 5.11%, (TSFR1M + 1.45%), 10/15/2034	1,500,000	1,501,742
Bain Capital Credit CLO Ltd.
Series 2021-2, 5.28%, (TSFR3M + 1.60%), 07/16/2034	1,000,000	993,750
Ballyrock CLO 20 Ltd.
Series 2022-20A, Class A1A3, 4.73%, (TSFR3M + 1.05%), 10/15/2036	250,000	249,628
BANK
Series 2021-BNK35, 2.46%, 06/15/2064	655,000	568,384
BANK5(b)
Series 2026-5YR21, Class B4, 0.00%, 04/15/2059(b)	500,000	516,285
BBCMS Mortgage Trust(b)
Series 2022-C16, Class A5, 4.60%, 06/15/2055(b)	490,000	481,189
Beacon Container Finance II LLC
Series 2021-1A, Class A, 2.25%, 10/22/2046	1,200,417	1,118,285
Bear Stearns ALT-A Trust(b)
Series 2005-7, Class 21A1, 5.50%, 09/25/2035(b)	14,743	11,441
Bellemeade Re Ltd.
Series 2024-1, Class M1C, 7.48%, (SOFR30A + 3.83%), 08/25/2034	1,000,000	1,017,322
Benchmark Mortgage Trust(b)
Series 2018-B3, Class D, 3.05%, 04/10/2051(b)	1,000,000	701,221

BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A, 5.26%, (TSFR1M + 1.60%), 12/15/2042	750,000	$751,701
BOFAS Re-REMIC Trust(b)
Series 2026-FRR8, 1.42%, 04/27/2054(b)	275,000	234,401
Bowling Green Park CLO LLC
Series 2019-1A, Class CRR, 5.44%, (TSFR3M + 1.76%), 04/18/2035	750,000	746,430
Brant Point CLO Ltd.
Series 2024-3, 5.48%, (TSFR3M + 1.80%), 01/20/2039	500,000	500,433
BSPDF Issuer LLC
Series 2026-FL3, 5.10%, (TSFR1M + 1.44%), 09/18/2043	500,000	500,403
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.07%, (TSFR1M + 1.41%), 01/17/2043	500,000	499,857
BX Commercial Mortgage Trust
Series 2026-CSMO, 5.06%, (TSFR1M + 1.40%), 02/15/2043	500,000	500,749
BX Trust
Series 2025-ARIA, Class C, 5.52%, 12/13/2042(b)	500,000	499,059
Series 2026-RISE, Class A, 0.00%, 04/15/2041	750,000	750,938
BXMT Ltd.
Series 2026-FL6, 5.12%, (TSFR1M + 1.46%), 08/19/2043	1,500,000	1,500,657
Chase Funding Trust
Series 2003-5, Class 2A2, 4.37%, (TSFR1M + 0.71%), 07/25/2033	9,423	9,470
Chase Home Lending Mortgage Trust Series(b)
Series 2026-3, 5.00%, 01/25/2057(b)	800,000	782,088
CIFC Funding Ltd.
Series 2023-II, 4.80%, (TSFR3M + 1.12%), 01/21/2037	500,000	499,047
CIM Trust(b)
Series 2019-INV2, Class A3, 4.00%, 05/25/2049(b)	107,587	102,111
Series 2019-J1, Class B2, 3.94%, 08/25/2049(b)	357,285	337,853
Series 2019-J2, Class A13, 3.50%, 10/25/2049(b)	85,947	77,841
Citigroup Commercial Mortgage Trust(b)
Series 2016-P4, Class C, 3.92%, 07/10/2049(b)	725,000	680,530
Series 2016-P5, Class B, 3.70%, 10/10/2049(b)	200,000	183,756
Series 2017-P7, 4.14%, 04/14/2050(b)	990,000	935,049
Series 2017-P8, Class AS, 3.79%, 09/15/2050(b)	500,000	474,023
Series 2020-GC46, 2.72%, 02/15/2053	850,000	785,379
Citigroup Mortgage Loan Trust(b)
Series 2006-AR2, Class 1A1, 5.37%, 03/25/2036(b)	40,607	30,108
Series 2007-10, Class 22AA, 4.45%, 09/25/2037(b)	18,663	17,742
CLI Funding VI LLC
Series 2020-1A, Class A, 2.08%, 09/18/2045	44,563	41,951
COMM 2018-COR3 Mortgage Trust
Series 2018-COR3, Class A3, 4.23%, 05/10/2051	250,000	245,354
Commonbond Student Loan Trust
Series 2017-BGS, Class A1, 2.68%, 09/25/2042	13,873	13,110
Series 2018-BGS, Class B, 3.99%, 09/25/2045	18,999	16,376
Series 2020-AGS, Class A, 1.98%, 08/25/2050	19,247	17,307
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2B1, 6.69%, (SOFR30A + 3.04%), 01/25/2040	100,000	101,304
Series 2022-R06, Class 1M2, 7.31%, (SOFR30A + 3.66%), 05/25/2042	500,000	513,827

Series 2023-R06, 6.22%, (SOFR30A + 2.57%), 07/25/2043	1,000,000	$1,022,935
Series 2024-R01, Class 1M2, 5.41%, (SOFR30A + 1.76%), 01/25/2044	500,000	504,508
Countrywide Alternative Loan Trust
Series 2004-J7, Class M1, 4.83%, (TSFR1M + 1.17%), 10/25/2034	24,891	24,799
Series 2005-65CB, Class 2A4, 5.50%, 12/25/2035	29,183	19,277
Series 2005-J2, Class 1A12, 5.35%, (TSFR1M + 1.69%), 04/25/2035	55,438	43,410
Series 2006-13T1, Class A9, 6.00%, 05/25/2036	13,919	6,475
Series 2006-19CB, Class A12, 10.15%, (TSFR1M + 6.49%), 08/25/2036	68,483	28,293
Series 2007-23CB, Class A3, 12.86%, (TSFR1M + 9.20%), 09/25/2037	21,354	7,129
Series 2007-2CB, Class 2A1, 11.61%, (TSFR1M + 7.95%), 03/25/2037	91,346	34,573
DBWF Mortgage Trust(b)
Series 2015-LCM, Class D, 3.42%, 06/10/2034(b)	1,130,000	1,022,650
Elevation CLO Ltd.
Series 2026-19, 6.18%, (TSFR3M + 2.50%), 03/31/2038	250,000	249,424
Flagstar Mortgage Trust(b)
Series 2018-1, Class B3, 3.91%, 03/25/2048(b)	71,616	65,714
Series 2018-3INV, Class A3, 4.00%, 05/25/2048(b)	269,716	252,086
FS Trust
Series 2026-HULA, 5.11%, (TSFR1M + 1.45%), 03/15/2041	500,000	500,635
Galaxy 32 CLO Ltd.
Series 2023-32A, Class CR, 5.43%, (TSFR3M + 1.75%), 01/20/2039	500,000	499,209
Galaxy XXII CLO Ltd.
Series 2016-22A, Class AR4, 4.69%, (TSFR3M + 1.01%), 04/16/2034	300,000	299,628
GAM RE-REMIC Trust(c)
Series 2022-FRR3, Class DK47, 0.00%, 05/27/2048	10,804	10,611
Great Wolf Trust
Series 2024-WOLF, 5.21%, (TSFR1M + 1.55%), 03/15/2039	500,000	500,385
GS Mortgage-Backed Securities Corp. Trust(b)
Series 2019-PJ2, Class A1, 4.00%, 11/25/2049(b)	24,275	22,867
GS Mortgage-Backed Securities Trust(b)
Series 2020-NQM1, Class A2, 1.79%, 09/27/2060(b)	93,232	88,783
GSJP Trust
Series 2025-BEDS, Class A, 5.20%, (TSFR1M + 1.54%), 12/15/2042	500,000	497,621
GWT
Series 2024-WLF2, 5.36%, (TSFR1M + 1.70%), 05/15/2041	1,500,000	1,501,808
HERO Funding Trust
Series 2015-2A, Class A, 3.99%, 09/20/2040	7,588	7,281
HomeBanc Mortgage Trust
Series 2004-1, Class 2A, 4.72%, (TSFR1M + 1.06%), 08/25/2029	8,128	8,011
Invesco US CLO Ltd.
Series 2026-1A, Class C, 0.00%, 04/15/2039	400,000	399,783
JP Morgan Mortgage Trust Series(b)
Series 2024-4, 7.05%, 10/25/2054(b)	973,555	985,463
Series 2024-8, 5.50%, 01/25/2055(b)	876,290	872,600

JP Morgan Mortgage Trust(b)
Series 2026-1, 5.50%, 07/25/2056(b)	293,571	$292,335
JPMorgan Mortgage Trust(b)
Series 2016-4, Class A13, 3.50%, 10/25/2046(b)	310,449	282,896
Series 2017-5, Class B2, 4.70%, 10/26/2048(b)	573,679	566,067
Series 2018-8, Class A13, 4.00%, 01/25/2049(b)	90,570	84,472
Series 2019-1, Class A3, 4.00%, 05/25/2049(b)	32,892	30,789
Series 2019-2, Class A15, 3.99%, 08/25/2049(b)	18,833	17,784
Series 2019-5, Class A3, 4.00%, 11/25/2049(b)	26,384	24,870
Series 2019-8, Class A15, 3.50%, 03/25/2050(b)	12,157	11,021
Series 2019-LTV2, Class B3, 4.67%, 12/25/2049(b)	384,021	370,491
Series 2020-3, Class A15, 3.50%, 08/25/2050(b)	122,982	110,782
Series 2020-5, Class A15, 3.00%, 12/25/2050(b)	114,875	99,705
Series 2024-8, Class A9, 6.00%, 01/25/2055(b)	438,145	441,178
Series 2024-CCM1, Class A3, 5.50%, 04/25/2055(b)	524,414	522,206
LoanCore Issuer LLC
Series 2025-CRE9, 5.12%, (TSFR1M + 1.46%), 08/18/2042	1,000,000	1,000,937
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/2047	49,823	41,574
Series 2021-1GS, Class A, 2.29%, 01/20/2048	48,936	40,627
Series 2021-2GS, Class A, 2.22%, 03/20/2048	84,599	66,853
Madison Park Funding XXII Ltd.
Series 2016-22A, Class CR2, 5.64%, (TSFR3M + 1.96%), 01/15/2038	500,000	498,500
Magnetite XXXI Ltd.
Series 2021-31A, Class A1R, 4.68%, (TSFR3M + 1.00%), 07/15/2034	250,000	249,375
Series 2021-31A, Class DR, 6.30%, (TSFR3M + 2.62%), 07/15/2034	250,000	238,986
Mill City Mortgage Loan Trust(b)
Series 2017-2, Class M2, 3.25%, 07/25/2059(b)	200,000	195,780
Mill City Solar Loan Ltd.
Series 2019-2GS, Class A, 3.69%, 07/20/2043	211,959	192,260
Morgan Stanley Capital I Trust(b)
Series 2022-L8, 3.79%, 04/15/2055(b)	1,500,000	1,369,619
Morgan Stanley Residential Mortgage Loan Trust(b)
Series 2024-3, Class A7, 6.00%, 07/25/2054(b)	674,330	674,829
Mosaic Solar Loan Trust
Series 2018-1A, Class A, 4.01%, 06/22/2043	21,127	19,932
Series 2018-2GS, Class B, 4.74%, 02/22/2044	16,064	14,595
Series 2020-2A, Class A, 1.44%, 08/20/2046	34,336	29,058
Series 2021-1A, Class B, 2.05%, 12/20/2046	41,820	32,783
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043	543,259	513,994
Navesink CLO Ltd.
Series 2024-2A, Class CR, 5.77%, (TSFR3M + 2.09%), 01/15/2036	250,000	247,875
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A, 3.42%, 01/15/2043	2,347	2,343
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class CR3, 5.81%, (TSFR3M + 2.13%), 07/22/2038	620,000	620,780
Neuberger Berman Loan Advisers CLO Ltd.

Series 2017-25A, Class CR2, 5.76%, (TSFR3M + 2.08%), 07/18/2038	1,000,000	$1,001,258
Series 2019-33A, Class CR2, 5.66%, (TSFR3M + 1.98%), 04/16/2039	750,000	751,630
NYC Trust(b)
Series 2025-77C, Class B, 4.98%, 01/10/2036(b)	500,000	496,731
Oaktree CLO Ltd.
Series 2022-3A, Class CR, 5.76%, (TSFR3M + 2.08%), 10/15/2037	350,000	350,445
OBX Trust(b)
Series 2019-INV2, Class A25, 4.00%, 05/27/2049(b)	75,899	70,929
Palmer Square CLO Ltd.
Series 2021-1A, Class BR, 5.50%, (TSFR3M + 1.82%), 04/20/2038	250,000	248,470
Palmer Square Loan Funding Ltd
Series 2024-3, 4.81%, (TSFR3M + 1.13%), 08/08/2032	325,000	324,794
Park Blue CLO Ltd
Series 2023-IV, 5.48%, (TSFR3M + 1.80%), 01/25/2039	350,000	348,698
PCY Trust(b)
Series 2026-FCMT, Class A, 0.00%, 04/05/2041(b)	750,000	754,968
PMT Loan Trust(b)
Series 2025-J2, 5.50%, 08/25/2056(b)	898,809	895,024
Prime Mortgage Trust
Series 2007-1, Class A4, 5.50%, 03/25/2037	5,004	4,452
Provident Funding Mortgage Trust(b)
Series 2021-J1, Class A10, 2.00%, 10/25/2051(b)	400,000	251,199
RATE Mortgage Trust(b)
Series 2021-HB1, Class A31, 2.50%, 12/25/2051(b)	392,583	324,374
RCKT Mortgage Trust(b)
Series 2021-1, Class B3, 2.71%, 03/25/2051(b)	427,065	360,855
Renaissance Home Equity Loan Trust
Series 2005-3, Class AF4, 5.64%, 11/25/2035	14,138	14,143
Riverbank Park CLO Ltd.
Series 2024-1A, Class C, 5.49%, (TSFR3M + 1.81%), 01/25/2038	750,000	746,542
Sequoia Mortgage Trust(b)
Series 2019-4, Class A19, 3.50%, 11/25/2049(b)	63,558	57,698
Series 2019-5, Class A7, 3.50%, 12/25/2049(b)	278,902	252,274
Series 2024-3, Class A19, 6.00%, 04/25/2054(b)	153,213	153,757
Series 2025-2, Class A19, 6.00%, 03/25/2055(b)	432,287	433,432
SMB Private Education Loan Trust
Series 2021-A, 1.59%, 01/15/2053	1,140,168	1,056,382
Series 2022-B, 3.94%, 02/16/2055	1,351,881	1,311,162
Series 2022-C, 4.48%, 05/16/2050	1,214,708	1,203,828
Sofi Professional Loan Program Trust
Series 2018-D, Class A2FX, 3.60%, 02/25/2048	5,362	5,335
Sound Point CLO XXVIII Ltd.
Series 2020-3A, Class A1R, 4.94%, (TSFR3M + 1.26%), 01/25/2032	173,220	173,457
Storm King Park CLO Ltd.
Series 2022-1A, Class CR, 5.70%, (TSFR3M + 2.02%), 10/15/2037	1,250,000	1,244,399

STWD LLC
Series 2025-FL4, Class AS, 5.37%, (TSFR1M + 1.71%), 11/19/2042	800,000	$800,749
Sunnova Helios IX Issuer LLC
Series 2022-B, Class A, 5.00%, 08/20/2049	332,687	286,804
Sunnova Helios XI Issuer LLC
Series 2023-A, Class A, 5.30%, 05/20/2050	340,873	308,293
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A, 2.73%, 11/01/2055	168,540	146,476
Sunnova Sol III Issuer LLC
Series 2021-1, Class A, 2.58%, 04/28/2056	73,513	62,880
Sunrun Bacchus Issuer LLC
Series 2025-1A, Class A2A, 6.41%, 04/30/2060	592,352	594,701
Sunrun Xanadu Issuer LLC
Series 2019-1A, Class A, 3.98%, 06/30/2054	194,894	187,459
Symphony CLO XVI Ltd.
Series 2015-16A, Class ARR, 4.87%, (TSFR3M + 1.19%), 10/15/2031	45,108	45,131
Symphony CLO XX Ltd.
Series 2018-20A, Class AR2, 4.76%, (TSFR3M + 1.08%), 01/16/2032	105,737	105,923
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.92%, 10/15/2052	60,000	56,685
Washington Mutual Mortgage Pass-Through Certificates Trust(b)
Series 2005-AR11, Class A1C3, 4.94%, (TSFR1M + 1.28%), 08/25/2045	23,584	22,973
Series 2005-AR13, Class A1C3, 4.92%, (TSFR1M + 1.26%), 10/25/2045	11,123	10,781
Series 2006-AR12, Class 2A3, 3.66%, 10/25/2036(b)	11,313	10,406
Series 2006-AR6, Class 2A, 8.21%, (12MTA + 4.44%), 08/25/2046	110,899	65,059
Series 2007-HY2, Class 1A1, 4.11%, 12/25/2036(b)	80,584	74,521
Wells Fargo Alternative Loan Trust
Series 2007-PA2, Class 2A1, 4.80%, (TSFR1M + 1.14%), 06/25/2037	7,702	6,778
Wells Fargo Commercial Mortgage Trust(b)
Series 2017-C38, Class B, 3.92%, 07/15/2050(b)	437,000	414,133
Wells Fargo Mortgage Backed Securities Trust(b)
Series 2006-AR4, Class 2A4, 5.72%, 04/25/2036(b)	4,998	4,983
Series 2007-AR7, Class A1, 6.02%, 12/28/2037(b)	7,720	7,037
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $58,665,754)		57,507,128

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%	Par	Value
Fannie Mae Interest Strip
Series 367, Class 2, 5.50%, 01/25/2036	1,954,564	342,672
Series 407, Class C8, 5.50%, 01/25/2039	2,514,349	508,845
Series 427, Class C100, 2.67%, 01/25/2052(b)	3,200,822	430,023
Series 441, Class C2, 3.00%, 04/25/2039	2,547,637	243,123
Federal Home Loan Mortgage Corp. REMICs
Series 3318, Class KS, 2.62%, 05/15/2037	216,418	19,193
Series 3788, Class IO, 6.00%, 01/15/2041	3,835,356	787,120
Series 3879, Class SL, 2.81%, 01/15/2041	239,299	9,128
Series 3990, Class SG, 2.76%, 01/15/2042	6,203,518	630,011

Series 3998, Class SA, 2.66%, 02/15/2042	1,366,298	$153,527
Series 4094, Class SP, 2.26%, 08/15/2042	4,843,178	460,633
Series 4120, Class CS, 2.41%, 10/15/2032	1,283,919	66,868
Series 4120, Class JS, 2.41%, 10/15/2032	1,035,434	54,073
Series 4143, Class MS, 2.91%, 12/15/2042	2,684,715	327,368
Series 4153, Class IB, 2.50%, 01/15/2028	282,232	3,479
Series 4517, Class KI, 0.00%, 04/15/2043	1,538,260	9,201
Series 4596, Class DI, 3.50%, 06/15/2046	1,756,075	315,520
Series 4619, Class KS, 0.47%, 06/15/2039	1,462,429	57,995
Series 4906, Class DI, 4.50%, 09/25/2049	4,435,130	916,398
Series 5013, Class IP, 2.00%, 09/25/2050	1,004,291	120,418
Series 5037, Class IO, 3.00%, 11/25/2050	1,883,299	345,959
Series 5095, Class BI, 3.50%, 04/25/2041	5,658,344	668,842
Series 5138, Class IB, 3.50%, 02/25/2050	17,593,980	3,695,901
Series 5901, Class IL, 4.50%, 03/25/2051	15,521,404	3,550,299
Federal Home Loan Mortgage Corp. Strips
Series 239, Class S30, 3.91%, 08/15/2036	115,801	14,986
Series 365, Class C57, 3.50%, 11/15/2048	1,681,534	335,465
Series 365, Class C9, 3.50%, 05/15/2049	1,537,594	310,186
Series 389, Class C32, 2.50%, 07/15/2037	18,791,984	1,081,828
Series 389, Class C6, 3.50%, 10/15/2037	2,862,231	259,566
Federal National Mortgage Association REMICs
Series 2005-66, Class LS, 2.85%, 07/25/2035	430,233	35,374
Series 2008-36, Class YI, 3.42%, 07/25/2036	414,169	30,257
Series 2010-59, Class NS, 1.99%, 06/25/2040	272,804	17,783
Series 2012-121, Class ID, 3.00%, 11/25/2027	386,956	6,062
Series 2012-144, Class SC, 2.32%, 01/25/2043	2,183,686	219,764
Series 2012-151, Class WS, 2.42%, 03/25/2042	702,500	32,923
Series 2012-30, Class SA, 2.17%, 04/25/2042	4,628,046	400,486
Series 2012-35, Class LS, 2.82%, 04/25/2041	1,009,111	36,055
Series 2013-130, Class SB, 2.27%, 01/25/2044	2,944,807	264,442
Series 2013-20, Class SK, 2.42%, 05/25/2041	307,323	2,462
Series 2013-67, Class IL, 6.50%, 07/25/2043	1,504,194	191,058
Series 2013-71, Class AI, 3.00%, 07/25/2028	515,456	10,180
Series 2014-38, Class S, 2.32%, 07/25/2044	3,889,606	392,583
Series 2016-29, Class SB, 2.27%, 05/25/2046	4,385,217	458,571
Series 2019-13, Class IB, 6.00%, 09/25/2039	978,288	195,878
Series 2020-14, Class AI, 3.50%, 03/25/2050	2,651,272	460,940
Freddie Mac Multiclass Certificates Series 2021-P011(b)
Series 2021-P011, Class X1, 1.74%, 09/25/2045(b)	1,045,026	105,737
Freddie Mac Multifamily Structured Pass Through Certificates(b)
Series K-1518, Class X1, 0.86%, 10/25/2035(b)	1,255,527	71,359
Series KL06, Class XFX, 1.36%, 12/25/2029(b)	828,037	27,039
Freddie Mac STACR REMIC Trust 2021-DNA5
Series 2021-DNA5, Class M2, 5.31%, 01/25/2034	47,964	47,973
Freddie Mac STACR REMIC Trust 2021-HQA4
Series 2021-HQA4, Class B1, 7.41%, 12/25/2041	600,000	609,761
Freddie Mac STACR REMIC Trust 2022-DNA4
Series 2022-DNA4, Class M1B, 7.01%, 05/25/2042	400,000	408,746
Freddie Mac STACR REMIC Trust 2022-HQA1
Series 2022-HQA1, Class M2, 8.91%, 03/25/2042	1,000,000	1,035,296
Freddie Mac STACR REMIC Trust 2024-HQA2
Series 2024-HQA2, Class M2, 5.46%, 08/25/2044	1,100,000	1,103,458
Freddie Mac STACR REMIC Trust 2026-DNA2

Series 2026-DNA2, Class M2, 5.27%, 03/25/2046			1,000,000	$1,001,713
Government National Mortgage Association
Series 2015-20, Class CI, 3.50%, 02/20/2030			1,689,961	74,384
Series 2015-42, Class IY, 5.50%, 08/20/2039			83,541	2,291
Series 2015-60, Class PI, 4.00%, 04/20/2045			4,582,872	858,007
Series 2019-23, Class MT, 0.60%, 03/20/2042			2,233,041	32,068
Series 2019-78, Class IC, 4.50%, 06/20/2049			1,977,639	439,952
Series 2020-146, Class IM, 2.50%, 10/20/2050			6,527,714	968,400
Series 2020-79, Class IO, 3.50%, 06/20/2050			2,637,332	490,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,596,012)				25,750,082

		Maturity
CORPORATE BONDS - 56.4%	Coupon	Date	Principal Amount	Value
Advertising & Marketing - 0.5%
Midas OpCo Holdings LLC	5.63%	08/15/2029	$254,000	$241,887
Omnicom Group, Inc.	4.20%	03/02/2029	456,000	451,332
Outfront Media Capital LLC / Outfront Media Capital Corp.	4.25%	01/15/2029	425,000	409,926
Outfront Media Capital LLC / Outfront Media Capital Corp.	4.63%	03/15/2030	275,000	265,454
				1,368,599
Aerospace & Defense - 0.7%
AAR Escrow Issuer LLC	6.75%	03/15/2029	190,000	193,519
Bombardier, Inc.	6.75%	06/15/2033	320,000	330,885
L3Harris Technologies, Inc.(d)	5.40%	01/15/2027	33,000	33,265
RTX Corp.	3.13%	05/04/2027	39,000	38,506
RTX Corp.(d)	7.20%	08/15/2027	37,000	38,452
TransDigm, Inc.	6.38%	03/01/2029	425,000	432,031
TransDigm, Inc.	6.63%	03/01/2032	473,000	482,755
TransDigm, Inc.	6.38%	05/31/2033	70,000	69,656
TransDigm, Inc.	6.75%	01/31/2034	402,000	407,521
				2,026,590
Airlines - 0.2%
American Airlines, Inc.	7.25%	02/15/2028	230,000	231,181
American Airlines, Inc.(e)	5.75%	04/20/2029	425,000	422,940
				654,121
Auto Parts Manufacturing - 0.9%
Adient Global Holdings Ltd.	7.50%	02/15/2033	399,000	403,623
American Axle & Manufacturing Holdings, Inc.	7.75%	10/15/2033	527,000	510,558
Clarios Global LP / Clarios US Finance Co.	6.75%	09/15/2032	283,000	285,442
Goodyear Tire & Rubber Co.	6.63%	07/15/2030	195,000	190,339
LG Energy Solution Ltd.(d)	5.25%	04/02/2031	500,000	498,960
Tenneco, Inc.	8.00%	11/17/2028	671,000	668,774
Tenneco, Inc.	8.00%	11/17/2028	50,000	49,834
				2,607,530
Automobiles Manufacturing - 2.2%
American Honda Finance Corp.(d)	4.55%	07/09/2027	13,000	13,010
American Honda Finance Corp.(d)	4.45%	10/22/2027	591,000	590,418
Ford Motor Credit Co LLC	5.80%	03/08/2029	683,000	690,854

Ford Motor Credit Co LLC	7.12%	11/07/2033	1,400,000	$1,472,081
General Motors Financial Co., Inc.(d)	5.05%	04/04/2028	437,000	440,831
General Motors Financial Co., Inc.	5.90%	01/07/2035	393,000	400,484
Toyota Motor Corp. (Callable 05/30/2030)	4.45%	06/30/2030	2,464,000	2,466,653
Volkswagen Group of America Finance LLC	4.55%	09/11/2028	452,000	450,932
				6,525,263
Banks - 2.5%
CaixaBank SA(b)	5.67%	03/15/2030	585,000	601,181
Credit Agricol CIB Financial Solutions(d)	4.28%	11/27/2026	50,000	49,912
Fifth Third Bancorp(b)	4.97%	01/28/2028	250,000	250,831
Morgan Stanley Bank, N.A.(b)	5.50%	05/26/2028	250,000	252,882
Truist Financial Corp.(b)	5.44%	01/24/2030	584,000	597,715
US Bancorp(b)	2.22%	01/27/2028	33,000	32,424
Wells Fargo & Co.(b)	5.57%	07/25/2029	583,000	596,407
Wells Fargo & Co.(b)	4.90%	01/24/2028	29,000	29,110
Wells Fargo & Co.(b)	6.13%	06/15/2174	5,000,000	5,013,984
				7,424,446
Biotechnology - 0.1%
Amgen, Inc.	2.20%	02/21/2027	38,000	37,323
Genmab A/S / Genmab Finance LLC	7.25%	12/15/2033	370,000	387,482
				424,805
Cable & Satellite - 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.	5.00%	02/01/2028	480,000	476,388
CCO Holdings LLC / CCO Holdings Capital Corp.	5.38%	06/01/2029	425,000	419,412
CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	08/15/2030	553,000	517,067
CCO Holdings LLC / CCO Holdings Capital Corp.	4.50%	05/01/2032	479,000	427,313
Charter Communications Operating LLC / Charter
Communications Operating Capital	2.25%	01/15/2029	350,000	327,138
Charter Communications Operating LLC / Charter
Communications Operating Capital	5.05%	03/30/2029	350,000	351,819
Charter Communications Operating LLC / Charter
Communications Operating Capital	6.10%	06/01/2029	350,000	362,600
Charter Communications Operating LLC / Charter
Communications Operating Capital	2.80%	04/01/2031	350,000	314,327
Charter Communications Operating LLC / Charter
Communications Operating Capital	2.30%	02/01/2032	350,000	300,094
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.40%	04/01/2033	350,000	327,716
Comcast Corp.	2.35%	01/15/2027	38,000	37,464
Comcast Corp.	3.30%	04/01/2027	24,000	23,768
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.88%	08/15/2027	646,000	644,748
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	8.88%	02/01/2030	630,000	628,895
Sirius XM Radio LLC	5.00%	08/01/2027	49,000	48,961
Sirius XM Radio LLC	4.00%	07/15/2028	425,000	410,387
Sirius XM Radio LLC	5.88%	04/15/2032	295,000	293,299
				5,911,396
Casinos & Gaming - 1.3%
Brightstar Lottery PLC	5.25%	01/15/2029	345,000	342,381
Caesars Entertainment, Inc.	4.63%	10/15/2029	200,000	192,477
Caesars Entertainment, Inc.	7.00%	02/15/2030	400,000	405,146

Caesars Entertainment, Inc.	6.00%	10/15/2032	120,000	$110,533
Light & Wonder International, Inc.	7.50%	09/01/2031	290,000	297,831
Light & Wonder International, Inc.	6.25%	10/01/2033	291,000	285,317
Melco Resorts Finance Ltd.	7.63%	04/17/2032	350,000	355,497
MGM Resorts International	4.75%	10/15/2028	215,000	211,059
MGM Resorts International	6.50%	04/15/2032	20,000	20,173
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%	03/01/2030	275,000	236,812
Station Casinos LLC	4.50%	02/15/2028	352,000	345,183
Voyager Parent LLC	9.25%	07/01/2032	255,000	264,899
Wynn Macau Ltd.	5.63%	08/26/2028	750,000	739,097
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.25%	03/15/2033	270,000	267,200
				4,073,605
Chemicals - 1.1%
Avient Corp.	6.25%	11/01/2031	$295,000	297,262
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.75%	06/15/2027	350,000	347,795
Celanese US Holdings LLC	6.85%	11/15/2028	820,000	851,974
Celanese US Holdings LLC	6.75%	04/15/2033	66,000	67,684
Chemours Co.	5.75%	11/15/2028	38,000	37,655
Chemours Co.	5.75%	11/15/2028	425,000	421,140
Chemours Co.	7.88%	03/15/2034	295,000	295,191
GC Treasury Center Co. Ltd.	4.40%	03/30/2032	100,000	93,260
OCP SA	6.75%	05/02/2034	200,000	208,177
OCP SA	6.75%	05/02/2034	300,000	312,266
Olin Corp.	5.00%	02/01/2030	155,000	148,376
Sasol Financing USA LLC	8.75%	04/10/2033	350,000	350,000
				3,430,780
Commercial Finance - 1.1%
Avolon Holdings Funding Ltd.	2.53%	11/18/2027	617,000	596,237
Burford Capital Global Finance LLC	6.88%	04/15/2030	325,000	287,247
FTAI Aviation Ltd.	5.50%	05/01/2028	232,000	232,068
FTAI Aviation Ltd.	5.88%	04/15/2033	164,000	160,611
Gabx Leasing LLC	5.30%	04/15/2036	8,000	7,857
GATX Corp	5.40%	03/15/2027	447,000	450,466
Macquarie Airfinance Holdings Ltd.	5.15%	03/17/2030	350,000	348,366
Macquarie Airfinance Holdings Ltd.	6.50%	03/26/2031	318,000	333,210
Midcap Financial Issuer Trust	6.50%	05/01/2028	575,000	558,506
Midcap Financial Issuer Trust	5.63%	01/15/2030	350,000	326,482
				3,301,050
Communications Equipment - 0.3%
Motorola Solutions, Inc.	5.00%	04/15/2029	273,000	276,744
Motorola Solutions, Inc.	5.55%	08/15/2035	500,000	511,885
Viavi Solutions, Inc.	3.75%	10/01/2029	150,000	140,666
				929,295
Construction Materials Manufacturing - 1.0%
Ameritex Holdings LLC	7.63%	08/15/2033	347,000	357,189
Carlisle Cos., Inc.	3.75%	12/01/2027	29,000	28,659
Quikrete Holdings, Inc.	6.38%	03/01/2032	581,000	589,284
Sisecam UK PLC	8.38%	01/23/2033	500,000	498,285
Smyrna Ready Mix Concrete LLC	6.00%	11/01/2028	425,000	421,786

Smyrna Ready Mix Concrete LLC	8.88%	11/15/2031	362,000	$373,355
Standard Industries, Inc.	4.75%	01/15/2028	425,000	420,405
Standard Industries, Inc.	3.38%	01/15/2031	448,000	401,729
				3,090,692
Consumer Finance - 2.1%
Ally Financial, Inc.	6.70%	02/14/2033	217,000	218,742
Capital One Financial Corp(b)	5.70%	02/01/2030	582,000	597,490
CPI CG, Inc.	10.00%	07/15/2029	235,000	248,208
Fiserv, Inc.	5.45%	03/02/2028	591,000	599,668
Freedom Mortgage Corp.	12.25%	10/01/2030	243,000	262,167
Freedom Mortgage Holdings LLC	9.25%	02/01/2029	200,000	203,575
Freedom Mortgage Holdings LLC	8.38%	04/01/2032	3,000	2,954
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.50%	08/01/2030	350,000	350,787
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.00%	07/15/2031	100,000	103,433
Mastercard, Inc.	3.30%	03/26/2027	40,000	39,706
Navient Corp.	5.00%	03/15/2027	647,000	632,953
Navient Corp.	4.88%	03/15/2028	4,000	3,778
OneMain Finance Corp.	3.88%	09/15/2028	425,000	404,189
OneMain Finance Corp.	5.38%	11/15/2029	589,000	568,417
OneMain Finance Corp.	6.50%	03/15/2033	146,000	139,225
PennyMac Financial Services, Inc.	4.25%	02/15/2029	425,000	402,988
PennyMac Financial Services, Inc.	7.88%	12/15/2029	135,000	138,118
PennyMac Financial Services, Inc.	6.88%	02/15/2033	298,000	285,128
Rocket Cos., Inc.	6.13%	08/01/2030	370,000	373,604
Rocket Cos., Inc.	6.38%	08/01/2033	315,000	318,724
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.	6.75%	08/15/2032	222,000	218,070
Starwood Property Trust, Inc.	5.25%	10/15/2028	135,000	133,531
Starwood Property Trust, Inc.	6.50%	07/01/2030	5,000	5,106
				6,250,561
Consumer Products - 0.8%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC	6.63%	07/15/2030	1,400,000	1,385,613
Energizer Holdings, Inc.	4.75%	06/15/2028	215,000	211,773
Energizer Holdings, Inc.	4.38%	03/31/2029	425,000	404,603
Energizer Holdings, Inc.	6.00%	09/15/2033	195,000	182,725
Perrigo Finance Unlimited Co.	6.13%	09/30/2032	270,000	243,503
Procter & Gamble Co.(d)	2.80%	03/25/2027	10,000	9,894
				2,438,111
Consumer Services - 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl	4.63%	06/01/2028	380,000	371,453
Brink’s Co.	6.75%	06/15/2032	235,000	238,038
Cimpress PLC	7.38%	09/15/2032	245,000	242,436
Raven Acquisition Holdings LLC	6.88%	11/15/2031	253,000	244,017
Service Corp International	4.63%	12/15/2027	100,000	99,021
Service Corp. International	5.75%	10/15/2032	189,000	188,735
Williams Scotsman, Inc.	4.63%	08/15/2028	325,000	319,823
Williams Scotsman, Inc.	6.63%	06/15/2029	425,000	430,323

Williams Scotsman, Inc.	7.38%	10/01/2031	101,000	$103,611
				2,237,457
Containers & Packaging - 0.7%
Amcor Flexibles North America, Inc.(d)	4.80%	03/17/2028	598,000	601,942
Cascades, Inc. / Cascades USA, Inc.	5.38%	01/15/2028	238,000	235,747
Clydesdale Acquisition Holdings, Inc.	6.63%	04/15/2029	425,000	416,412
Clydesdale Acquisition Holdings, Inc.	6.75%	04/15/2032	353,000	334,852
Crown Americas LLC	5.88%	06/01/2033	165,000	165,065
Owens-Brockway Glass Container, Inc.	6.63%	05/13/2027	15,000	15,040
Owens-Brockway Glass Container, Inc.	7.25%	05/15/2031	329,000	313,840
				2,082,898
Department Stores - 0.1%
Macy's Retail Holdings LLC	5.88%	03/15/2030	200,000	198,727
Macy's Retail Holdings LLC	6.13%	03/15/2032	55,000	54,073
				252,800
Design, Manufacturing & Distribution - 0.4%
Flex Ltd.	5.25%	01/15/2032	500,000	502,248
Imola Merger Corp.	4.75%	05/15/2029	752,000	728,553
				1,230,801
Diversified Banks - 0.5%
Bank of America Corp.(b)	4.38%	04/27/2028	592,000	591,716
Bank of Nova Scotia(b)	4.04%	09/15/2028	36,000	35,786
Citigroup, Inc.(b)	3.89%	01/10/2028	32,000	31,850
Credit Agricole SA(b)	5.34%	01/10/2030	585,000	595,582
JPMorgan Chase & Co.	1.05%	06/23/2027	40,000	38,523
JPMorgan Chase & Co.(b)	3.78%	02/01/2028	65,000	64,689
JPMorgan Chase & Co.(b)	3.54%	05/01/2028	36,000	35,673
JPMorgan Chase & Co.(b)	4.51%	10/22/2028	38,000	38,046
Royal Bank of Canada(b)	4.72%	03/27/2028	34,000	34,132
Royal Bank of Canada(b)	4.00%	11/03/2028	40,000	39,729
				1,505,726
Electrical Equipment Manufacturing - 0.5%
Carrier Global Corp.	2.49%	02/15/2027	30,000	29,521
Emerald Borrower LP / Emerald Co-Issuer, Inc.	6.63%	12/15/2030	413,000	420,583
Gates Industrial Corp.	6.88%	07/01/2029	210,000	215,695
Hubbell, Inc.	3.15%	08/15/2027	71,000	69,885
Keysight Technologies, Inc.	4.60%	04/06/2027	36,000	36,043
Otis Worldwide Corp.	2.29%	04/05/2027	39,000	38,261
Sensata Technologies, Inc.	3.75%	02/15/2031	290,000	268,396
WESCO Distribution, Inc.	5.50%	04/15/2034	295,000	291,917
				1,370,301
Entertainment Content - 0.5%
Paramount Global(d)	7.88%	07/30/2030	215,000	224,513
Paramount Global(d)	6.88%	04/30/2036	265,000	232,650
Time Warner Cable Enterprises LLC(d)	8.38%	07/15/2033	200,000	226,605
Versant Media Group, Inc.	7.25%	01/30/2031	245,000	250,822

Warnermedia Holdings, Inc.	4.28%	03/15/2032	698,000	$615,761
				1,550,351
Entertainment Resources - 0.4%
Cinemark USA, Inc.	5.25%	07/15/2028	425,000	421,640
Cinemark USA, Inc.	7.00%	08/01/2032	234,000	240,648
SeaWorld Parks & Entertainment, Inc.	5.25%	08/15/2029	497,000	474,815
				1,137,103
Exploration & Production - 1.6%
Antero Resources Corp.	5.38%	03/01/2030	747,000	751,142
Civitas Resources, Inc.	8.75%	07/01/2031	44,000	46,003
CNX Resources Corp.	7.38%	01/15/2031	155,000	159,397
CNX Resources Corp.	7.25%	03/01/2032	11,000	11,341
Crescent Energy Co.	7.63%	04/01/2032	44,000	44,670
Crescent Energy Finance LLC	9.75%	10/15/2030	205,000	220,498
Hess Corp.(d)	7.88%	10/01/2029	350,000	391,313
Hess Corp.(d)	7.13%	03/15/2033	350,000	399,117
Hilcorp Energy I LP / Hilcorp Finance Co.	6.00%	04/15/2030	160,000	155,794
Hilcorp Energy I LP / Hilcorp Finance Co.	6.25%	04/15/2032	111,000	107,506
Northern Oil & Gas, Inc.	8.75%	06/15/2031	359,000	373,413
Permian Resources Operating LLC	5.88%	07/01/2029	390,000	390,686
Permian Resources Operating LLC	7.00%	01/15/2032	350,000	362,852
Permian Resources Operating LLC	6.25%	02/01/2033	40,000	40,776
Pioneer Natural Resources Co.	1.90%	08/15/2030	350,000	315,018
Pioneer Natural Resources Co.	2.15%	01/15/2031	350,000	315,323
SM Energy Co.	6.75%	08/01/2029	710,000	721,220
				4,806,069
Financial Services - 1.4%
Focus Financial Partners, Inc.	6.75%	09/15/2031	528,000	525,862
Goldman Sachs Group, Inc.(b)	6.48%	10/24/2029	701,000	733,521
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	10.00%	11/15/2029	397,000	391,598
Jane Street Group LLC	4.50%	11/15/2029	100,000	96,966
Jane Street Group LLC	6.13%	11/01/2032	335,000	331,313
LPL Holdings, Inc.	4.63%	11/15/2027	537,000	533,413
MSD Investment Corp.	6.25%	05/31/2030	350,000	342,509
PRA Group, Inc.	8.38%	02/01/2028	717,000	722,476
PRA Group, Inc.	5.00%	10/01/2029	63,000	58,197
State Street Corp.(b)	2.20%	02/07/2028	67,000	65,848
State Street Corp.(b)	4.54%	04/24/2028	36,000	36,080
VFH Parent LLC / Valor Co-Issuer, Inc.	7.50%	06/15/2031	245,000	251,907
				4,089,690
Food & Beverage - 1.3%
BellRing Brands, Inc.	7.00%	03/15/2030	245,000	245,169
Fiesta Purchaser, Inc.	7.88%	03/01/2031	292,000	297,350
General Mills, Inc.	4.70%	01/30/2027	35,000	35,053
Industrial F&B Investments III, Inc.	7.75%	02/11/2033	215,000	216,170
Pilgrim's Pride Corp.	4.25%	04/15/2031	1,400,000	1,338,222
Pilgrim's Pride Corp.	3.50%	03/01/2032	350,000	317,754
Post Holdings, Inc.	4.63%	04/15/2030	295,000	283,395
Post Holdings, Inc.	6.38%	03/01/2033	187,000	184,274
Post Holdings, Inc.	6.25%	10/15/2034	295,000	289,147

Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%	04/01/2029	40,000	$40,091
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	4.38%	04/30/2029	425,000	413,248
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed	4.63%	03/01/2029	357,000	343,295
				4,003,168
Hardware - 0.0%(a)
Dell, Inc.(d)	7.10%	04/15/2028	25,000	26,241

Health Care Facilities & Services - 1.6%
Acadia Healthcare Co., Inc.	5.50%	07/01/2028	464,000	462,380
Acadia Healthcare Co., Inc.	5.00%	04/15/2029	220,000	214,226
Cardinal Health, Inc.	3.41%	06/15/2027	37,000	36,571
Cencora, Inc.	4.63%	12/15/2027	18,000	18,072
Community Health Systems, Inc.	5.25%	05/15/2030	244,000	230,010
Concentra Group Holdings Parent, Inc.	6.88%	07/15/2032	493,000	510,345
DaVita, Inc.	4.63%	06/01/2030	400,000	384,446
DaVita, Inc.	6.75%	07/15/2033	191,000	194,375
Express Scripts, Inc.	3.40%	03/01/2027	14,000	13,868
Global Medical Response, Inc.	7.38%	10/01/2032	479,000	497,822
LifePoint Health, Inc.	9.88%	08/15/2030	335,000	354,646
LifePoint Health, Inc.	8.38%	02/15/2032	105,000	112,180
Quest Diagnostics, Inc.	4.60%	12/15/2027	89,000	89,411
Select Medical Corp.	6.25%	12/01/2032	265,000	251,476
Sotera Health Holdings LLC	7.38%	06/01/2031	251,000	259,293
Star Parent, Inc.	9.00%	10/01/2030	175,000	182,219
Tenet Healthcare Corp.	6.00%	11/15/2033	940,000	951,697
				4,763,037
Home & Office Products Manufacturing - 0.5%
Newell Brands, Inc.	6.38%	09/15/2027	775,000	781,113
Newell Brands, Inc.	8.50%	06/01/2028	344,000	355,174
Somnigroup International, Inc.	3.88%	10/15/2031	335,000	304,832
				1,441,119
Homebuilders - 0.1%
Weekley Homes LLC / Weekley Finance Corp.	4.88%	09/15/2028	231,000	222,915

Industrial Other - 0.9%
Albion Financing 1 SARL / Aggreko Holdings, Inc.	7.00%	05/21/2030	305,000	311,872
APi Group Corp.	4.13%	07/15/2029	200,000	190,594
Arcosa, Inc.	4.38%	04/15/2029	160,000	154,438
Arcosa, Inc.	6.88%	08/15/2032	20,000	20,495
EquipmentShare.com, Inc.	8.00%	03/15/2033	317,000	327,404
Global Infrastructure Solutions, Inc.	7.50%	04/15/2032	244,000	255,316
Herc Holdings, Inc.	7.00%	06/15/2030	204,000	209,309
Herc Holdings, Inc.	7.25%	06/15/2033	185,000	189,644
Jacobs Solutions, Inc.	5.38%	03/03/2036	634,000	618,457
Quanta Services, Inc.	4.75%	08/09/2027	68,000	68,360
United Rentals North America, Inc.	6.13%	03/15/2034	270,000	273,564
				2,619,453
Integrated Oils - 0.2%
Chevron U.S.A., Inc.(d)	4.41%	02/26/2027	36,000	36,137

Ecopetrol SA	8.38%	01/19/2036	500,000	$508,094
				544,231
Internet Media - 0.5%
Arches Buyer, Inc.	4.25%	06/01/2028	270,000	260,871
Match Group Holdings II LLC	4.63%	06/01/2028	217,000	212,258
Match Group Holdings II LLC	5.63%	02/15/2029	600,000	593,135
Snap, Inc.	6.88%	03/15/2034	501,000	471,520
				1,537,784
Leisure Products Manufacturing - 0.1%
Acushnet Co.	5.63%	12/01/2033	235,000	233,774

Life Insurance - 1.1%
CNO Global Funding(d)	4.38%	09/08/2028	606,000	601,210
Corebridge Financial, Inc.	3.65%	04/05/2027	596,000	590,717
Corebridge Global Funding(d)	4.25%	08/21/2028	604,000	599,966
Equitable Financial Life Global Funding(d)	5.00%	03/27/2030	500,000	504,306
MassMutual Global Funding II(d)	4.70%	04/01/2031	350,000	350,347
RGA Global Funding(d)	4.35%	08/25/2028	603,000	600,161
				3,246,707
Machinery Manufacturing - 0.6%
Amsted Industries, Inc.	6.38%	03/15/2033	160,000	160,908
Caterpillar Financial Services Corp.(d)	4.50%	01/07/2027	25,000	25,080
CNH Industrial NV	3.85%	11/15/2027	61,000	60,415
CNH Industrial NV	5.10%	04/20/2029	582,000	589,300
Ingersoll Rand, Inc.	5.20%	06/15/2027	35,000	35,318
John Deere Capital Corp.(d)	4.50%	01/08/2027	12,000	12,040
Regal Rexnord Corp.	6.30%	02/15/2030	350,000	366,896
Regal Rexnord Corp.	6.40%	04/15/2033	350,000	369,937
Terex Corp.	6.25%	10/15/2032	170,000	170,771
				1,790,665
Managed Care - 0.3%
Centene Corp.	2.50%	03/01/2031	350,000	293,165
Cigna Group	3.40%	03/01/2027	29,000	28,726
Cigna Group	3.05%	10/15/2027	42,000	41,246
Elevance Health, Inc.	3.65%	12/01/2027	44,000	43,518
Humana, Inc.	5.75%	03/01/2028	589,000	600,523
				1,007,178
Medical Equipment & Devices Manufacturing - 0.7%
Bausch + Lomb Corp.	8.38%	10/01/2028	245,000	253,269
Becton, Dickinson and Co.	3.70%	06/06/2027	35,000	34,720
Embecta Corp.	5.00%	02/15/2030	275,000	253,894
GE HealthCare Technologies, Inc.	5.65%	11/15/2027	125,000	127,517
Insulet Corp.	6.50%	04/01/2033	270,000	275,130
Medline Borrower LP	5.25%	10/01/2029	634,000	628,736
Solventum Corp.	5.40%	03/01/2029	586,000	599,692
Zimmer Biomet Holdings, Inc.(d)	4.70%	02/19/2027	35,000	35,093
				2,208,051

Metals & Mining - 1.0%
Capstone Copper Corp.	6.75%	03/31/2033	358,000	$357,218
Cleveland Electric Illuminating Co.	4.63%	03/01/2029	105,000	100,028
Cleveland-Cliffs, Inc.	6.88%	11/01/2029	910,000	908,711
Commercial Metals Co.	5.75%	11/15/2033	135,000	133,686
Commercial Metals Co.	6.00%	12/15/2035	190,000	187,441
Constellium SE	3.75%	04/15/2029	318,000	303,470
Corp. Nacional del Cobre de Chile	5.95%	01/08/2034	200,000	204,471
Corp. Nacional del Cobre de Chile	6.44%	01/26/2036	200,000	210,904
New Gold, Inc.	6.88%	04/01/2032	435,000	449,909
Novelis Corp.	4.75%	01/30/2030	269,000	253,116
				3,108,954
Oil & Gas Services & Equipment - 0.8%
Archrock Services LP / Archrock Partners Finance Corp.	6.00%	02/01/2034	240,000	238,072
Archrock, Inc.	6.25%	04/01/2028	37,000	37,000
Kodiak Gas Services LLC	7.25%	02/15/2029	44,000	45,611
Kodiak Gas Services LLC	5.88%	04/01/2031	520,000	522,936
Schlumberger Holdings Corp.	2.65%	06/26/2030	1,400,000	1,300,005
Transocean Aquila Ltd.(e)	8.00%	09/30/2028	21,736	22,331
Transocean International Ltd.	7.88%	10/15/2032	225,000	240,429
				2,406,384
Pharmaceuticals - 0.1%
Eli Lilly and Co.(d)	5.50%	03/15/2027	36,000	36,505
Eli Lilly and Co.	4.15%	08/14/2027	17,000	17,028
Jazz Securities DAC	4.38%	01/15/2029	280,000	273,260
Merck & Co., Inc.(d)	3.85%	09/15/2027	20,000	19,978
				346,771
Pipeline - 1.7%
Antero Midstream Corp.	5.38%	06/15/2029	170,000	169,525
Delek Logistics Partners LP / Delek Logistics Finance Corp.	7.13%	06/01/2028	100,000	100,194
Delek Logistics Partners LP / Delek Logistics Finance Corp.	8.63%	03/15/2029	438,000	453,205
Delek Logistics Partners LP / Delek Logistics Finance Corp.	7.38%	06/30/2033	32,000	32,239
Energy Transfer LP(b)	7.13%	05/15/2174	380,000	387,457
Global Partners LP / GLP Finance Corp.	6.88%	01/15/2029	120,000	120,153
Global Partners LP / GLP Finance Corp.	8.25%	01/15/2032	278,000	288,528
Howard Midstream Energy Partners LLC	7.38%	07/15/2032	120,000	124,533
Kinetik Holdings LP	5.88%	06/15/2030	350,000	351,470
MPLX LP	4.13%	03/01/2027	35,000	34,912
Northriver Midstream Finance LP	6.75%	07/15/2032	270,000	270,826
Northwest Pipeline LLC	4.00%	04/01/2027	37,000	36,866
Summit Midstream Holdings LLC	8.63%	10/31/2029	352,000	362,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.88%	02/01/2031	500,000	499,402
Tennessee Gas Pipeline Co. LLC	7.00%	03/15/2027	33,000	33,787
Venture Global LNG, Inc.	8.13%	06/01/2028	411,000	420,519
Venture Global LNG, Inc.	9.50%	02/01/2029	425,000	458,774
Venture Global LNG, Inc.	8.38%	06/01/2031	456,000	474,263
Venture Global Plaquemines LNG LLC	6.50%	01/15/2034	409,000	426,185
Venture Global Plaquemines LNG LLC	6.75%	01/15/2036	180,000	190,771
				5,235,672

Power Generation - 1.5%
Alpha Generation LLC	6.75%	10/15/2032	218,000	$220,384
Capital Power US Holdings, Inc.	5.26%	06/01/2028	589,000	592,600
Liberty Utilities Co.	5.58%	01/31/2029	586,000	597,945
Liberty Utilities Co.	5.87%	01/31/2034	500,000	518,964
Lightning Power LLC	7.25%	08/15/2032	245,000	254,837
NRG Energy, Inc.	5.25%	06/15/2029	425,000	420,395
NRG Energy, Inc.	5.75%	07/15/2029	510,000	509,703
NRG Energy, Inc.	6.25%	11/01/2034	187,000	188,482
PSEG Power LLC	5.75%	05/15/2035	438,000	445,119
Vistra Operations Co. LLC	4.38%	05/01/2029	350,000	341,911
Vistra Operations Co. LLC	7.75%	10/15/2031	417,000	436,953
				4,527,293
Property & Casualty Insurance - 0.8%
Acrisure LLC	7.50%	11/06/2030	383,000	384,650
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.75%	04/15/2028	425,000	427,395
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.50%	10/01/2031	502,000	493,454
Brown & Brown, Inc.	4.70%	06/23/2028	593,000	594,820
Panther Escrow Issuer LLC	7.13%	06/01/2031	649,000	651,414
RLI Corp	5.38%	06/01/2036	8,000	7,722
				2,559,455
Publishing & Broadcasting - 0.6%
Gray Media, Inc.	9.63%	07/15/2032	212,000	212,059
Lamar Media Corp.	4.00%	02/15/2030	225,000	214,751
McGraw-Hill Education, Inc.	5.75%	08/01/2028	690,000	682,060
Nexstar Media, Inc.	4.75%	11/01/2028	844,000	829,923
				1,938,793
Railroad - 0.0%(a)
Norfolk Southern Corp.(d)	7.80%	05/15/2027	36,000	37,365

Real Estate - 2.7%
Crown Castle, Inc.	5.60%	06/01/2029	1,452,000	1,486,411
Extra Space Storage, Inc.	5.35%	01/15/2035	500,000	502,986
GLP Capital LP / GLP Financing II, Inc.	4.00%	01/15/2030	1,400,000	1,344,471
Iron Mountain, Inc.	5.25%	03/15/2028	470,000	468,268
Iron Mountain, Inc.	6.25%	01/15/2033	95,000	94,782
Kite Realty Group LP	4.00%	10/01/2026	455,000	453,772
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	4.88%	05/15/2029	425,000	408,207
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.00%	02/01/2030	407,000	412,102
Rexford Industrial Realty LP	2.15%	09/01/2031	3,094,000	2,685,253
RHP Hotel Properties LP / RHP Finance Corp.	6.50%	06/15/2033	198,000	201,759
RHP Hotel Properties LP / RHP Finance Corp., PRIV PLACEMENT - Class Bond (Callable 03/25/2026)	7.25%	07/15/2028	200,000	204,357
				8,262,368
Refining & Marketing - 1.2%
EG Global Finance PLC	12.00%	11/30/2028	200,000	214,069
Murphy Oil USA, Inc.	4.75%	09/15/2029	255,000	251,672
Sunoco LP / Sunoco Finance Corp	7.00%	09/15/2028	90,000	92,135

Sunoco LP / Sunoco Finance Corp	4.50%	05/15/2029	425,000	$414,731
Sunoco LP / Sunoco Finance Corp.	4.50%	04/30/2030	80,000	77,174
Sunoco LP	7.00%	05/01/2029	455,000	467,614
Sunoco LP	5.88%	03/15/2034	79,000	78,163
Valero Energy Corp	5.15%	03/10/2036	1,926,000	1,900,125
				3,495,683
Restaurants - 0.2%
1011778 BC ULC / New Red Finance, Inc.	6.13%	06/15/2029	292,000	296,902
Yum! Brands, Inc.	3.63%	03/15/2031	358,000	330,784
				627,686
Retail - Consumer Discretionary - 1.1%
Advance Auto Parts, Inc.	7.00%	08/01/2030	149,000	150,457
Advance Auto Parts, Inc.	7.38%	08/01/2033	180,000	182,352
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.75%	07/15/2027	50,000	49,879
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.75%	07/15/2027	100,000	99,758
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.75%	07/15/2027	95,000	94,907
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	4.75%	04/01/2028	520,000	507,648
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.38%	03/01/2029	31,000	29,670
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	8.00%	02/15/2031	216,000	212,588
Bath & Body Works, Inc.(d)	6.75%	07/01/2036	377,000	361,396
Belron UK Finance PLC	5.75%	10/15/2029	215,000	216,430
Builders FirstSource, Inc.	6.38%	06/15/2032	399,000	398,730
eBay, Inc.	3.60%	06/05/2027	36,000	35,692
Gap, Inc.	3.88%	10/01/2031	330,000	298,594
Lowe's Cos., Inc.	3.10%	05/03/2027	38,000	37,554
Lowe's Cos., Inc.(d)	3.95%	10/15/2027	42,000	41,868
Sally Holdings LLC / Sally Capital, Inc.	6.75%	04/01/2032	232,000	237,554
Victoria's Secret & Co.	4.63%	07/15/2029	255,000	242,667
Wand NewCo 3, Inc.	7.63%	01/30/2032	234,000	239,382
				3,437,126
Retail - Consumer Staples - 0.1%
Performance Food Group, Inc.	5.63%	03/01/2034	165,000	159,319
Sysco Corp.	3.25%	07/15/2027	39,000	38,421
				197,740
Semiconductors - 0.0%(a)
Micron Technology, Inc.	5.80%	01/15/2035	133,000	141,666

Software & Services - 5.4%
Amentum Holdings, Inc.	7.25%	08/01/2032	215,000	222,641
Autodesk, Inc.	3.50%	06/15/2027	36,000	35,593
CACI International, Inc.	6.38%	06/15/2033	215,000	218,935
Cloud Software Group, Inc.	6.50%	03/31/2029	948,000	926,097
CoreWeave, Inc.	9.25%	06/01/2030	271,000	264,703
Fair Isaac Corp	4.00%	06/15/2028	125,000	121,391
Fair Isaac Corp.	6.00%	05/15/2033	5,000	4,909
Fortress Intermediate 3, Inc.	7.50%	06/01/2031	223,000	221,759
Gen Digital, Inc.	6.25%	04/01/2033	295,000	286,848
McAfee Corp.	7.38%	02/15/2030	185,000	153,038
OAK-Eagle Acquireco, Inc.	7.25%	07/01/2033	240,000	249,138
OAK-Eagle Acquireco, Inc.	8.75%	07/01/2034	240,000	251,709

Open Text Holdings, Inc.	4.13%	02/15/2030	383,000	$341,673
Oracle Corp.	4.80%	08/03/2028	448,000	448,236
Oracle Corp.	4.55%	02/04/2029	455,000	449,302
Playtika Holding Corp.	4.25%	03/15/2029	250,000	195,775
Roper Technologies, Inc.	1.40%	09/15/2027	19,000	18,181
Roper Technologies, Inc.	4.25%	09/15/2028	605,000	601,360
Salesforce, Inc.	4.65%	03/15/2029	600,000	601,074
Salesforce, Inc.	4.90%	09/15/2031	5,000,000	4,991,851
Salesforce, Inc.	5.55%	03/15/2036	5,000,000	4,988,026
Synopsys, Inc.(d)	4.55%	04/01/2027	35,000	35,030
UKG, Inc.	6.88%	02/01/2031	567,000	550,684
				16,177,953
Sovereigns - 0.1%
Chile Government International Bond	4.95%	01/05/2036	246,125	243,605
Colombia Government International Bond	3.13%	04/15/2031	200,000	171,062
				414,667
Supermarkets & Pharmacies - 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /Albertsons LLC	3.50%	03/15/2029	425,000	405,613
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /Albertsons LLC	5.75%	03/31/2034	256,000	250,797
				656,410
Tobacco - 0.0%(a)
Philip Morris International, Inc.	5.13%	11/17/2027	44,000	44,596

Transportation & Logistics - 0.2%
Allison Transmission, Inc.	5.88%	12/01/2033	294,000	292,309
Ryder System, Inc.	5.30%	03/15/2027	33,000	33,219
Stonepeak Nile Parent LLC	7.25%	03/15/2032	270,000	281,610
				607,138
Travel & Lodging - 1.0%
Carnival Corp.	5.75%	08/01/2032	293,000	293,287
Hilton Domestic Operating Co., Inc.	5.75%	09/15/2033	435,000	433,274
Hyatt Hotels Corp.	5.05%	03/30/2028	746,000	752,614
Marriott International, Inc.(d)	4.20%	07/15/2027	17,000	16,979
NCL Corp. Ltd.	6.75%	02/01/2032	743,000	737,130
Royal Caribbean Cruises Ltd.	5.38%	07/15/2027	445,000	446,729
Viking Cruises Ltd.	5.88%	10/15/2033	362,000	357,610
				3,037,623
Utilities - 5.0%
American Electric Power Co., Inc.	3.20%	11/13/2027	94,000	92,312
Arizona Public Service Co.	2.95%	09/15/2027	30,000	29,354
Black Hills Corp.	3.05%	10/15/2029	1,172,000	1,113,619
Boston Gas Co.	5.84%	01/10/2035	500,000	524,939
CMS Energy Corp.(b)	3.75%	12/01/2050	81,000	73,922
Comision Federal de Electricidad	6.45%	01/24/2035	350,000	349,247
Connecticut Light and Power Co.	3.20%	03/15/2027	37,000	36,648
Consolidated Edison Co. of New York, Inc.(d)	5.30%	03/01/2035	500,000	508,716
Dominion Energy, Inc.	3.60%	03/15/2027	36,000	35,737

DTE Energy Co.	5.10%	03/01/2029	738,000	$750,616
Duke Energy Corp.(d)	4.85%	01/05/2027	34,000	34,156
Duke Energy Corp.	3.15%	08/15/2027	41,000	40,391
Entergy Mississippi LLC	5.00%	09/01/2033	84,000	84,591
Eversource Energy	2.55%	03/15/2031	500,000	451,226
Eversource Energy(b)	6.35%	08/15/2056	2,076,000	2,048,385
Idaho Power Co.	4.85%	03/01/2036	8,000	7,838
IPALCO Enterprises, Inc.	4.25%	05/01/2030	423,000	407,591
National Rural Utilities Cooperative Finance Corp.	4.15%	12/15/2032	500,000	485,159
NextEra Energy Capital Holdings, Inc.	1.88%	01/15/2027	38,000	37,291
NiSource, Inc.(b)	6.95%	11/30/2054	350,000	360,028
NiSource, Inc.(b)	6.38%	03/31/2055	350,000	359,079
NSTAR Electric Co.	3.20%	05/15/2027	41,000	40,532
PG&E Corp.(b)	6.85%	09/15/2056	240,000	237,157
Public Service Enterprise Group, Inc.	1.60%	08/15/2030	926,000	815,545
Public Service Enterprise Group, Inc.	2.45%	11/15/2031	500,000	443,684
Public Service Enterprise Group, Inc.	5.40%	03/15/2035	500,000	506,825
Sierra Pacific Power Co.	2.60%	05/01/2026	596,000	595,289
South Jersey Industries, Inc.(d)	5.02%	04/15/2031	300,000	262,377
Southern Co.(b)	3.75%	09/15/2051	1,420,000	1,410,620
Talen Energy Supply LLC	6.25%	02/01/2034	295,000	291,864
Wisconsin Power and Light Co.	3.05%	10/15/2027	63,000	61,852
Xcel Energy, Inc.(b)	5.75%	12/03/2056	2,551,000	2,491,891
				14,988,481
Waste & Environment Services & Equipment - 0.5%
Clean Harbors, Inc.	5.13%	07/15/2029	200,000	197,661
Clean Harbors, Inc. (Callable 04/09/2026)	6.38%	02/01/2031	40,000	40,632
Entegris, Inc.	4.75%	04/15/2029	350,000	346,173
Entegris, Inc.	5.95%	06/15/2030	285,000	286,887
GFL Environmental Holdings US, Inc.	5.50%	02/01/2034	53,000	52,071
GFL Environmental, Inc.	4.75%	06/15/2029	85,000	83,426
GFL Environmental, Inc.	4.38%	08/15/2029	233,000	226,200
Waste Pro USA, Inc.	7.00%	02/01/2033	305,000	309,183
				1,542,233
Wireless Telecommunications Services - 0.2%
Millicom International Cellular SA	4.50%	04/27/2031	200,000	182,620
T-Mobile USA, Inc.	3.75%	04/15/2027	29,000	28,824
Verizon Communications, Inc.(d)	4.13%	03/16/2027	27,000	26,987
Vmed O2 UK Financing I PLC	4.75%	07/15/2031	200,000	172,441
Vmed O2 UK Financing I PLC	7.75%	04/15/2032	200,000	191,792
				602,664
Wireline Telecommunications Services - 0.5%
Cipher Mining, Inc.(e)	7.13%	11/15/2030	267,000	276,941
GCI LLC	4.75%	10/15/2028	192,000	184,895
Level 3 Financing, Inc.	6.88%	06/30/2033	519,000	528,815
SV RNO Property Owner 1 LLC(e)	5.88%	03/01/2031	214,000	212,232
WULF Compute LLC	7.75%	10/15/2030	412,000	435,662
				1,638,545

TOTAL CORPORATE BONDS (Cost $170,477,562)				170,397,629

PURCHASED CURRENCY OPTIONS (OTC) - 0.0%(a)
Put Options - 0.0%(a)	Counterparty	Notional	Value
Usdeur C1., Expiration: 5/26/2026; Exercise Price: $1.09	Nomura	88,000	$2,991
Usdeur C1., Expiration: 9/22/2026; Exercise Price: $1.13	Nomura	1,023,000	8,381
TOTAL PURCHASED CURRENCY OPTIONS (Cost $15,206)			11,372

PURCHASED SWAPTIONS - 0.0%(a)

Receiver Interest Rate Swaptions - 0.0%(a)

			(Pay)/Receive	Expiration	Premiums
Description	Notional Amount	Counterparty	Fixed Rate	Date	Received	Value
Call on 10-Year Interest Rate Swap, 6-Mo
Euribor, Expiration: 5/20/2026; Exercise Rate: 2.500%	EUR 6,579,000	Morgan Stanley	Receive	5/22/2036	$6,901	$152

Receiver Forward Premium Swaptions - 0.0%(a)
Call on 30-Year Interest Rate Swap, USD-
SOFR-COMPOUND, Expiration: 5/31/2027; Exercise Rate: 17.700%	USD 740,000	Barclays	Receive	6/2/2062	-	79,757

Payer Forward Premium Swaptions - 0.0%(a)
Put on 30-Year Interest Rate Swap, USD-
SOFR-COMPOUND, Expiration: 5/26/2027; Exercise Rate: 18.000%	USD 5,914,000	Barclays	Pay	5/27/2062	-	11,999
TOTAL PURCHASED SWAPTIONS (Cost $8,010)						91,908

	Principal
U.S. TREASURY SECURITIES - 1.4%	Amount	Value
U.S. Treasury Note/Bond
4.13%, 02/15/2036	1,206,100	1,188,291
4.25%, 03/31/2033	924,700	931,563
3.88%, 03/31/2028	358,300	358,825
3.50%, 03/15/2029	238,700	236,583
3.88%, 03/31/2031	43,200	43,067
4.63%, 11/15/2055	1,500,000	1,437,305
TOTAL U.S. TREASURY SECURITIES (Cost $4,200,713)		4,195,634

SHORT-TERM INVESTMENTS - 19.0%
Commercial Paper - 1.1%	Shares	Value
Florida Power & Light Co., 4/6/2026, 0.0385% (i)	2,000,000	1,998,736
Thunder Bay Funding LLC, 4/13/2026, 0.0375%(i)	1,400,000	1,398,133
		3,396,869

Money Market Funds - 4.2%	Shares	Value
BNY Mellon Cash Reserve Fund, 0.01%(i)(j)	12,738,445	12,738,445

	Principal
U.S. Treasury Bills - 13.7%	Amount	Value
U.S. Treasury Bill, 4/7/2026, 0% (k)	$20,575,000	$20,562,637
U.S. Treasury Bill, 4/9/2026, 0%(k)	20,850,000	20,833,278
		41,395,915

TOTAL SHORT-TERM INVESTMENTS (Cost $57,531,344)		57,531,229

TOTAL INVESTMENTS - 104.9% (Cost $319,068,613)		$317,053,887
Liabilities in Excess of Other Assets - (4.9)%		(14,677,464)
TOTAL NET ASSETS - 100.0%		$302,376,423

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.

(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(c)	Zero coupon bond issued at a discount.

(d)	At maturity security. Interest is paid in full at the maturity date.

(e)	Sinkable security.

(f)	Exchange-traded.

(g)	100 shares per contract.

(h)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(i)	Non-income producing security.

(j)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

(k)	The rate shown is the annualized effective yield as of March 31, 2026.

Voya Multi-Sector Income ETF

Schedule of Written Options Contracts

March 31, 2026

WRITTEN OPTIONS - (0.0)%(a)

Payer Interest Rate Swaptions - 0.0%(a)
			(Pay)/Receive	Expiration	Premiums
Description	Contracts	Counterparty	Fixed Rate	Date	Received	Value
Call on 10-Year Interest Rate Swap,
6-Mo Euribor, Expiration: 5/22/2046; Exercise Rate: 2.300%	EUR 3,289,000	Morgan Stanley	Pay	5/20/2026	$8,869	$(76)
Call on 10-Year Interest Rate Swap,
1D SOFR, Expiration: 2/27/2061; Exercise Rate: 4.120%	USD 3,000,000	Nomura	Pay	2/25/2031	-	(12,780)
						(12,856)
Payer Credit Default Swaptions - 0.0%(a)
CDX North American High Yield
Series 46 Index, Expiration:
6/20/2031; Exercise Rate: 102%	USD 14,000,000	Morgan Stanley	Receive	5/20/2026	164,500	(116,044)
CDX North American High Yield
Series 45 Index, Expiration:
12/20/2030; Exercise Rate: 105%	USD 1,980,000	Morgan Stanley	Receive	4/15/2026	12,771	(14,555)
CDX North American High Yield
Series 45 Index, Expiration:
12/20/2030; Exercise Rate: 106%	USD 2,475,000	Morgan Stanley	Receive	4/15/2026	12,746	(29,878)
CDX North American High Yield
Series 45 Index, Expiration:
12/20/2030; Exercise Rate: 106%	USD 2,475,000	Morgan Stanley	Receive	4/15/2026	13,241	(29,878)
ITRAXX Series 44, Expiration:
12/20/2030; Exercise Rate: 77.5%	EUR 5,500,000	Morgan Stanley	Receive	4/15/2026	7,132	(5,407)
						(195,762)

Put Options - 0.0%(a)	Notional Value	Contracts	Value
Invesco Senior Loan ETF, Expiration: 4/20/2026; Exercise Price: $20.00	1,898,661	(93,026)	(8,035)

TOTAL WRITTEN OPTIONS (Premiums received $233,341)			(216,653)

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.

Voya Multi-Sector Income ETF

Schedule of Futures Contracts

March 31, 2026

The Voya Multi-Sector Income ETF had the following futures contracts outstanding with Mogan Stanley & Co., LLC as of March 31, 2026:

EXCHANGE TRADED FUTURES CONTRACTS - 0.0%(a)

				Value /
				Unrealized
	Contracts	Expiration	Notional	Appreciation
Description	Purchased	Date	Value	(Depreciation)
U.S. 10-Year Treasury Note	116	06/18/2026	$12,881,438	$(175,522)
U.S. 2-Year Treasury Note	14	06/30/2026	2,904,234	(136)
U.S. 5-Year Treasury Note	1,262	06/30/2026	136,522,766	88,285
				(87,373)

				Value /
				Unrealized
	Contracts	Expiration	Notional	Appreciation
Description	Sold	Date	Value	(Depreciation)
U.S. Treasury Long Bond	(5)	06/18/2026	(569,375)	15,551
U.S. Treasury Ultra 10-Year Note	(42)	06/18/2026	(4,767,656)	41,585
				57,136

Net Unrealized Appreciation (Depreciation)				(30,237)

(a)	Does not round to 0.1% or (0.1)%, as applicable.

The Company has recorded an asset of $214,595 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

Voya Multi-Sector Income ETF

Schedule of Swaps Contracts

March 31, 2026

CENTRALLY CLEARED SWAPS

CREDIT DEFAULT SWAPS - 0.0%(a)

	Pay/ Receive					Unamortized	Value / Unrealized
	Reference	Financing	Payment	Maturity		Upfront payments/	Appreciation
Reference Entity	Entity	Rate	Frequency	Date	Notional Value	(receipts)	(Depreciation)
CDX Emerging Markets
Index Series 44, Version 1	Receive	1.00%	Quarterly	12/20/2030	$30,000,000	615,579	$(32,788)
CDX High Yield Index
Series 46, Version 1	Pay	5.00%	Quarterly	06/20/2031	44,446,154	1,741,503	462,022
CDX Investment Grade
Index Series 46, Version 1	Pay	1.00%	Quarterly	06/20/2031	48,000,000	782,282	62,243
							491,477

The Company has recorded an asset of $383,312 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

INTEREST RATE SWAPS - 0.0%(a)

Rate Received	Payment	Rate Paid	Payment	Maturity Date	Notional	Upfront	Unrealized
	Frequency		Frequency		Amount	payments/	Appreciation
						(receipts)	(Depreciation)
4.5341%	Semi-annually	1D AONIA-OIS-COMPOUND	Semi-annually	03/19/2028	AUD 2,600,000	–	$392
2.7810%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	03/20/2028	CAD 2,900,000	–	3,167
2.6967%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	03/19/2029	CAD 2,500,000	–	(4,627)
2.7995%	Semi-annually	1D CORRA-OIS-COMPOUND	Semi-annually	04/02/2029	CAD 6,700,000	–	–
2.5903%	Annually	EUROSTR-OIS-COMPOUND	Annually	03/27/2028	EUR 3,900,000	–	3,789
2.5657%	Annually	EUROSTR-OIS-COMPOUND	Annually	04/03/2029	EUR 4,200,000	–	–
3.8996%	Annually	1D SONIA-OIS-COMPOUND	Annually	03/20/2028	GBP 2,100,000	–	(18,144)
4.3087%	Annually	1D SONIA-OIS-COMPOUND	Annually	03/20/2028	GBP 2,200,000	–	3,417
4.2302%	Annually	1D SONIA-OIS-COMPOUND	Annually	04/03/2029	GBP 5,350,000	–	–
3.2875%	Semi-annually	3M BBR-FRA	Semi-annually	03/20/2028	AUD 4,600,000	–	(5,096)
3.3890%	Monthly	SOFR-COMPOUND	Monthly	02/04/2029	USD 11,600,000	1,369	44,989
3.366%	Annually	SOFR-COMPOUND	Annually	02/23/2031	USD 8,050,000	–	90,795
3.4993%	Annually	SOFR-COMPOUND	Annually	02/24/2033	USD 4,430,000	–	56,146
3.3000%	Annually	SOFR-COMPOUND	Annually	02/24/2028	USD 10,450,000	–	67,239
3.4571%	Annually	SOFR-COMPOUND	Annually	02/25/2027	USD 12,300,000	–	29,463
3.6072%	Annually	SOFR-COMPOUND	Annually	02/25/2036	USD 1,100,0000	–	21,702

							293,232

The Company has recorded a liability of $18,083 as of March 31, 2026, related to the current day’s variation margin related to these contracts.

OTC SWAPS

CREDIT DEFAULT SWAPS - 0.0%(a)

							Unamortized
		Pay/ Receive					Upfront	Value / Unrealized
		Reference	Financing	Payment	Maturity	Notional	payments/	Appreciation
Reference Entity	Counter-party	Entity	Rate	Frequency	Date	Value	(receipts)	(Depreciation)
CMBX.NA.19.BBB-	Morgan Stanley	Receive	3.00%	Monthly	12/17/2058	$100,000	(7,202)	$(2,302)
CMBX.NA.19.AAA	Morgan Stanley	Receive	0.05%	Monthly	12/17/2058	100,000	(98)	(253)
								(2,555)

INTEREST RATE SWAPS - 0.0%(a)
								Upfront	Unrealized
	Payment			Payment	Maturity	Notional		payments/	Appreciation
Rate Received	Frequency	Counter-party	Rate Paid	Frequency	Date	Amount		(receipts)	(Depreciation)
	At			At
13.900%	Termination	Morgan Stanley	1D BROIS	Termination	01/02/2029	BRL	11,282,236	–	11,297
11,297

TOTAL RETURN SWAPS - 0.0%(a)
								Upfront	Unrealized
Pay/Receive		Payment		Payment	Counter-	Maturity	Notional	payments/	Appreciation
Total Return	Reference Entity	Frequency	Rate Paid	Frequency	party	Date	Amount	(receipts)	(Depreciation)
	Markit iBoxx USD Liquid	At			Morgan
Receive	Leveraged Loan Index	Termination	1D SOFR	Quarterly	Stanley	6/20/2026	2,500,000	8,213	(46,787)
(46,787)

Net Unrealized Appreciation (Depreciation)	746,664

(a)	Does not round to 0.1% or (0.1)%, as applicable.

Voya Ultra Short Income ETF

Schedule of Investments

March 31, 2026

	Principal
COLLATERALIZED LOAN OBLIGATIONS - 45.2%	Amount	Value
720 East CLO Ltd.
Series 2023-IA, Class A1R, 5.05%, (TSFR3M + 1.37%), 04/15/2038	500,000	$499,037
AGL Core CLO Ltd.
Series 2025-38A, Class A1, 4.92%, (TSFR3M + 1.24%), 01/22/2038	500,000	499,091
American Express Credit Account Master Trust
Series 2023-2, Class A, 4.80%, 05/15/2030	450,000	457,107
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A, 4.22%, 03/19/2029	500,000	500,386
Arbor Realty Commercial Real Estate Notes LLC
Series 2025-FL1, Class A, 5.04%, (TSFR1M + 1.38%), 01/20/2043	320,000	319,562
AREIT
Series 2025-CRE11, Class A, 5.21%, (TSFR1M + 1.55%), 07/25/2043	500,000	501,360
ARES1
Series 2024-IND2, Class A, 5.11%, (TSFR1M + 1.45%), 10/15/2034	450,000	450,523
Aspire Mortgage Trust(a)
Series 2026-1, 4.86%, 01/25/2066(a)	297,821	295,973
Bain Capital Credit CLO Ltd.
Series 2017-2A, Class A1R3, 5.06%, (TSFR3M + 1.38%), 07/25/2037	415,000	415,461
Series 2020-5A, Class ARR, 4.82%, (TSFR3M + 1.14%), 04/20/2034	250,000	250,063
Ballyrock CLO Ltd.
Series 2024-22A, Class A1A, 5.21%, (TSFR3M + 1.53%), 04/15/2037	500,000	500,228
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050	500,000	495,694
Series 2022-C16, Class A5, 4.60%, 06/15/2055(a)	500,000	491,009
BDS LLC
Series 2025-FL16, Class A, 5.07%, (TSFR1M + 1.41%), 06/19/2043	500,000	500,429
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 5.06%, (TSFR3M + 1.38%), 07/15/2037	492,500	492,689
Benefit Street Partners CLO XXIX Ltd.
Series 2022-29A, Class AR, 4.86%, (TSFR3M + 1.18%), 01/25/2038	500,000	498,754
BlueMountain CLO XXVIII Ltd.
Series 2021-28A, Class A1R, 5.07%, (TSFR3M + 1.39%), 03/31/2038	500,000	500,263

BOCA Commercial Mortgage Trust
Series 2025-BOCA, Class A, 5.26%, (TSFR1M + 1.60%), 12/15/2042	750,000	$751,701
BRAVO Residential Funding Trust
Series 2025-NQM4, Class A1, 5.61%, 02/25/2065	747,201	751,364
BSPRT Issuer LLC
Series 2025-FL12, Class A, 5.07%, (TSFR1M + 1.41%), 01/17/2043	500,000	499,857
BX Commercial Mortgage Trust
Series 2026-CSMO, 5.36%, (TSFR1M + 1.70%), 02/15/2043	600,000	601,088
Series 2026-XL6, 5.15%, (TSFR1M + 1.49%), 03/15/2043	500,000	497,119
BX Trust
Series 2025-ARIA, Class C, 5.52%, 12/13/2042(a)	500,000	499,059
Series 2025-DELC, Class A, 5.21%, (TSFR1M + 1.55%), 12/15/2042	500,000	501,215
Series 2026-CART, 5.05%, (TSFR1M + 1.39%), 02/15/2036	600,000	596,421
Series 2026-RISE, Class A, 0.00%, 04/15/2041	750,000	750,938
Carlyle US CLO Ltd.
Series 2017-3A, Class A1R2, 5.07%, (TSFR3M + 1.39%), 10/21/2037	500,000	500,431
Series 2020-2A, Class A1R2, 4.76%, (TSFR3M + 1.08%), 01/25/2035	500,000	499,000
Series 2021-9A, Class AR, 4.78%, (TSFR3M + 1.10%), 10/20/2034	250,000	249,750
CarMax Auto Owner Trust
Series 2026-1, 4.04%, 03/17/2031	950,000	947,325
Chase Home Lending Mortgage Trust(a)
Series 2024-7, Class A4, 6.00%, 06/25/2055(a)	693,579	696,583
Chase Issuance Trust
Series 2023-A2, Class A, 5.08%, 09/15/2030	950,000	971,653
CIFC Funding 2021-VII Ltd.
Series 2021-7A, Class AR, 4.77%, (TSFR3M + 1.09%), 01/23/2035	490,000	489,365
CIFC Funding 2022-IV Ltd.
Series 2022-4A, Class AR, 4.77%, (TSFR3M + 1.09%), 07/16/2035	250,000	249,653
Citigroup Commercial Mortgage Trust(a)
Series 2017-P8, Class AS, 3.79%, 09/15/2050(a)	500,000	474,023
Series 2020-GC46, 2.92%, 02/15/2053(a)	325,000	293,454
COMM 2018-COR3 Mortgage Trust
Series 2018-COR3, Class A3, 4.23%, 05/10/2051	250,000	245,354
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M2, 7.02%, (SOFR30A + 3.37%), 03/25/2042	1,000,000	1,019,877
Series 2023-R07, Class 2B1, 7.67%, (SOFR30A + 4.02%), 09/25/2043	900,000	958,264
Corporate One Auto Receivables Trust
Series 2026-1, 4.15%, 03/15/2030	600,000	597,529
EFMT(a)
Series 2025-RM4, Class A1, 4.75%, 11/25/2055(a)	500,000	478,580
Elevation CLO Ltd.
Series 2021-13A, Class A1R, 4.73%, (TSFR3M + 1.05%), 07/15/2034	500,000	499,799

Elmwood CLO Ltd.
Series 2022-6A, Class AR2, 4.91%, (TSFR3M + 1.23%), 10/17/2038	500,000	$499,981
Exeter Automobile Receivables Trust
Series 2024-1A, Class C, 5.41%, 05/15/2030	204,000	205,512
Series 2026-1, 4.03%, 03/15/2030	900,000	897,487
FS Trust
Series 2026-HULA, 5.11%, (TSFR1M + 1.45%), 03/15/2041	500,000	500,635
GSJP Trust
Series 2025-BEDS, Class A, 5.20%, (TSFR1M + 1.54%), 12/15/2042	500,000	497,620
Harley-Davidson Motorcycle Trust
Series 2025-A, 4.67%, 04/15/2030	550,000	554,126
JP Morgan Mortgage Trust(a)
Series 2026-1, 5.50%, 07/25/2056(a)	195,714	194,890
JPMorgan Mortgage Trust(a)
Series 2024-11, Class A6, 6.00%, 04/25/2055(a)	535,853	537,160
KKR CLO Ltd.
Series 40A, Class AR, 4.97%, (TSFR3M + 1.29%), 10/20/2034	500,000	499,803
KSL Commercial Mortgage Trust
Series 2024-HT2, 5.22%, (TSFR1M + 1.56%), 12/15/2039	445,605	445,364
Series 2025-MH, Class A, 5.27%, (TSFR1M + 1.61%), 12/15/2042	750,000	749,173
LCM Ltd.
Series 36A, Class A1R, 4.75%, (TSFR3M + 1.07%), 01/15/2034	600,000	598,753
Series 38A, Class AR2, 4.95%, (TSFR3M + 1.27%), 11/04/2038	600,000	598,807
LMNT CRE LLC
Series 2025-FL3, Class A, 5.21%, (TSFR1M + 1.55%), 07/21/2043	750,000	752,631
LQR Trust
Series 2025-CALI, Class A, 5.30%, (TSFR1M + 1.64%), 01/15/2043	750,000	746,243
LSTR Trust
Series 2026-HTL6, 5.19%, (TSFR1M + 1.53%), 12/15/2040	750,000	748,188
Magnetite LI Ltd.
Series 2025-51A, Class A1, 5.10%, (TSFR3M + 1.42%), 10/25/2038	600,000	599,016
Magnetite XXII Ltd.
Series 2019-22A, Class ARR, 4.92%, (TSFR3M + 1.24%), 07/15/2036	600,000	600,153
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, 5.30%, (TSFR1M + 1.64%), 05/15/2041	500,000	496,616
MF1 LLC
Series 2025-FL17, Class A, 5.00%, (TSFR1M + 1.34%), 02/18/2040	680,000	680,452
MF1 Ltd.
Series 2021-FL7, Class A, 4.88%, (TSFR1M + 1.22%), 10/16/2036	341,878	341,686
Morgan Stanley Residential Mortgage Loan Trust(a)
Series 2024-3, Class A7, 6.00%, 07/25/2054(a)	409,953	410,256
Nelnet Student Loan Trust
Series 2025-DA, Class A1A, 4.65%, 08/20/2054	703,006	694,917

Neuberger Berman Loan Advisers CLO Ltd.
Series 2022-47A, Class AR, 4.76%, (TSFR3M + 1.08%), 04/16/2035	600,000	$599,566
NYC Trust(a)
Series 2025-77C, Class B, 4.98%, 01/10/2036(a)	500,000	496,731
Ocean Trails CLO XI
Series 2021-11A, Class AR, 4.70%, (TSFR3M + 1.02%), 07/20/2034	425,000	424,500
OCP CLO Ltd.
Series 2021-21A, Class AR, 4.85%, (TSFR3M + 1.17%), 01/20/2038	500,000	499,293
Octagon Investment Partners Ltd.
Series 2019-1A, Class A1RR, 4.72%, (TSFR3M + 1.04%), 01/20/2035	375,000	374,349
Series 2020-3A, Class A1R2, 5.03%, (TSFR3M + 1.35%), 01/15/2038	500,000	500,006
ONNI Commercial Mortgage Trust(a)
Series 2024-APT, 5.20%, 07/15/2039(a)	750,000	759,777
OZLM XV Ltd.
Series 2016-15A, Class A1R3, 4.71%, (TSFR3M + 1.03%), 04/20/2033	161,586	161,681
PCY Trust(a)
Series 2026-FCMT, Class A, 0.00%, 04/05/2041(a)	750,000	754,968
PMT Loan Trust(a)
Series 2025-INV12, Class A29, 5.50%, 12/25/2056(a)	486,126	482,560
Series 2025-J2, 5.50%, 08/25/2056(a)	749,008	745,854
Provident Funding Mortgage Trust(a)
Series 2021-J1, Class A10, 2.00%, 10/25/2051(a)	100,000	62,800
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 03/17/2031	462,660	470,295
Series 2024-2, Class C, 5.84%, 06/17/2030	800,000	814,613
Series 2026-1, 3.93%, 07/15/2030	250,000	248,489
Sequoia Mortgage Trust(a)
Series 2025-13, Class A19, 5.50%, 12/25/2055(a)	485,046	481,280
Series 2026-INV1, 4.50%, 01/25/2056(a)	400,000	368,298
SMB Private Education Loan Trust
Series 2022-A, Class APT, 2.85%, 11/16/2054	451,818	425,021
Series 2024-C, Class A1A, 5.50%, 06/17/2052	418,190	426,763
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A3, 4.11%, 04/20/2029	1,200,000	1,195,595
SWCH Commercial Mortgage Trust
Series 2025-DATA, 5.17%, (TSFR1M + 1.51%), 02/15/2042	300,000	296,714
Textainer Marine Containers VII Ltd.
Series 2021-2A, Class A, 2.23%, 04/20/2046	1,061,667	1,002,692
Toyota Auto Receivables Owner Trust
Series 2024-C, 4.88%, 03/15/2029	927,223	933,403
WCORE Commercial Mortgage Trust
Series 2024-CORE, Class A, 5.16%, (TSFR1M + 1.50%), 11/15/2041	465,000	465,711
Westlake Automobile Receivables Trust
Series 2024-1A, Class B, 5.55%, 11/15/2027	148,279	148,575
Series 2026-1, 4.01%, 07/16/2029	950,000	948,028
Whetstone Park CLO Ltd.
Series 2021-1A, Class A2R, 4.97%, (TSFR3M + 1.29%), 01/20/2035	500,000	499,316

Wind River CLO Ltd.
Series 2024-1A, Class A, 5.27%, (TSFR3M + 1.59%), 04/20/2037	500,000	$500,156
Wise CLO Ltd.
Series 2024-2A, Class A, 5.13%, (TSFR3M + 1.45%), 07/15/2037	375,000	375,007

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $50,730,971)		50,598,541

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 5472, Class FE, 5.01%, 11/25/2054	638,441	643,512
Series 5507, Class FG, 5.06%, 02/25/2055	444,832	448,926
Series 5508, Class FG, 5.06%, 02/25/2055	2,487,981	2,508,116
Series 5609, Class FE, 4.71%, 12/25/2055	367,383	368,312
Federal National Mortgage Association REMICs
Series 2024-67, Class FA, 4.83%, 09/25/2054	1,098,567	1,103,575
Series 2025-7, Class FD, 4.66%, 09/25/2054	2,518,051	2,522,633
Freddie Mac STACR REMIC Trust 2023-HQA3
Series 2023-HQA3, Class M1, 5.51%, 11/25/2043	402,941	404,921
FS 2026-ORL
Series 2026-ORL, Class B4, 5.22%, 02/15/2041	500,000	499,925
Government National Mortgage Association
Series 2024-64, Class UF, 4.92%, 04/20/2054	2,658,670	2,672,679
Series 2025-89, Class FB, 5.12%, 05/20/2055	167,099	168,731
Series 2025-89, Class FG, 5.07%, 05/20/2055	334,919	337,860

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,664,224)		11,679,190

		Maturity	Principal
CORPORATE BONDS - 32.5%	Coupon	Date	Amount	Value
Advertising & Marketing - 0.3%
Omnicom Group, Inc.	4.20%	03/02/2029	154,000	152,423
Outfront Media Capital LLC / Outfront Media Capital Corp.	4.25%	01/15/2029	140,000	135,035
				287,458
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc.	3.90%	04/15/2029	90,000	88,752
TransDigm, Inc.	6.38%	03/01/2029	130,000	132,151
				220,903
Airlines - 0.4%
American Airlines Group, Inc.(b)	3.60%	09/22/2027	165,231	163,356
American Airlines Group, Inc.(b)	3.20%	06/15/2028	139,111	135,655
American Airlines, Inc.(b)	5.75%	04/20/2029	135,000	134,346
				433,357
Auto Parts Manufacturing - 0.1%
Tenneco, Inc.	8.00%	11/17/2028	135,000	134,552

Automobiles Manufacturing - 0.1%
Hyundai Capital America(c)	4.75%	04/06/2029	65,000	64,950

Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA(c)	4.15%	03/03/2029	$200,000	$197,708
PNC Financial Services Group, Inc.(a)	4.08%	01/26/2029	155,000	154,249
US Bancorp (Callable 07/22/2027)(a)	4.55%	07/22/2028	222,000	222,232
Wells Fargo & Co.(a)	3.53%	03/24/2028	189,000	187,372
Wells Fargo & Co.(a)	3.58%	05/22/2028	149,000	147,615
				909,176
Biotechnology - 1.2%
Amgen, Inc.	5.15%	03/02/2028	488,000	495,347
Royalty Pharma PLC	1.75%	09/02/2027	534,000	514,861
Royalty Pharma PLC	2.20%	09/02/2030	393,000	353,915
				1,364,123
Cable & Satellite - 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	5.00%	02/01/2028	135,000	133,984
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.88%	08/15/2027	135,000	134,739
Sirius XM Radio LLC	4.00%	07/15/2028	140,000	135,186
				403,909
Casinos & Gaming - 0.1%
MGM Resorts International	4.75%	10/15/2028	135,000	132,525

Chemicals - 0.7%
Celanese US Holdings LLC	6.85%	11/15/2028	135,000	140,264
Chemours Co.	5.75%	11/15/2028	103,000	102,065
Ecolab, Inc.	4.80%	03/24/2030	486,000	494,029
				736,358
Construction Materials Manufacturing - 0.3%
Smyrna Ready Mix Concrete LLC	6.00%	11/01/2028	140,000	138,941
Standard Industries, Inc.	4.75%	01/15/2028	135,000	133,541
				272,482
Consumer Finance - 0.7%
Fiserv, Inc.	5.45%	03/02/2028	361,000	366,295
Navient Corp.	5.00%	03/15/2027	135,000	132,069
OneMain Finance Corp.	3.88%	09/15/2028	140,000	133,144
PennyMac Financial Services, Inc.	4.25%	02/15/2029	135,000	128,008
				759,516
Consumer Products - 0.1%
Energizer Holdings, Inc.	4.38%	03/31/2029	145,000	138,041

Consumer Services - 0.1%
Williams Scotsman, Inc.	4.63%	08/15/2028	140,000	137,770

Containers & Packaging - 0.2%
Cascades, Inc. / Cascades USA, Inc.	5.38%	01/15/2028	135,000	133,722
Clydesdale Acquisition Holdings, Inc.	6.63%	04/15/2029	135,000	132,272
				265,994

Design, Manufacturing & Distribution - 0.1%
Imola Merger Corp.	4.75%	05/15/2029	135,000	$130,791

Diversified Banks - 4.9%
Bank of America Corp.(a)	1.73%	07/22/2027	1,182,000	1,172,183
Bank of America Corp.(a)	3.59%	07/21/2028	576,000	569,927
Bank of America Corp.(a)	3.42%	12/20/2028	206,000	202,430
Bank of America Corp.(a)	2.59%	04/29/2031	562,000	519,223
Bank of America Corp.(a)	2.69%	04/22/2032	173,000	156,830
Bank of Nova Scotia(c)	2.70%	08/03/2026	548,000	545,069
Bank of Nova Scotia(a)	4.25%	02/02/2030	155,000	153,639
JPMorgan Chase & Co.(a)	1.47%	09/22/2027	1,082,000	1,067,407
JPMorgan Chase & Co.(a)	2.95%	02/24/2028	615,000	607,310
JPMorgan Chase & Co.(a)	2.07%	06/01/2029	187,000	177,890
JPMorgan Chase & Co.(a)	4.45%	12/05/2029	106,000	106,113
Royal Bank of Canada(c)	1.20%	04/27/2026	193,000	192,588
				5,470,609
Electrical Equipment Manufacturing - 0.8%
Carrier Global Corp.	2.72%	02/15/2030	828,000	773,575
GE Vernova, Inc.	4.25%	02/04/2031	115,000	113,695
				887,270
Entertainment Content - 0.5%
Walt Disney Co.	2.00%	09/01/2029	558,000	520,084

Entertainment Resources - 0.1%
Cinemark USA, Inc.	5.25%	07/15/2028	135,000	133,933

Financial Services - 2.4%
Blackstone Holdings I LP	1.63%	08/05/2028	168,000	157,487
Goldman Sachs Group Inc, Inc.(a)	4.15%	01/21/2029	270,000	268,400
Intercontinental Exchange, Inc.	2.10%	06/15/2030	366,000	332,870
Morgan Stanley(a)	1.59%	05/04/2027	481,000	479,671
Morgan Stanley(a)	2.48%	01/21/2028	100,000	98,442
Morgan Stanley(a)	3.59%	07/22/2028	187,000	184,835
Morgan Stanley(a)	6.30%	10/18/2028	79,000	81,054
Morgan Stanley(a)	4.24%	01/09/2030	90,000	89,098
Morgan Stanley(a)	5.17%	01/16/2030	40,000	40,566
Morgan Stanley(a)	5.47%	01/18/2035	311,000	316,311
PRA Group, Inc.	8.38%	02/01/2028	130,000	130,993
Sumitomo Mitsui Trust Bank Ltd.(c)	2.80%	03/10/2027	538,000	530,775
				2,710,502
Food & Beverage - 0.4%
Darling Ingredients, Inc.	5.25%	04/15/2027	135,000	135,376
McCormick & Co., Inc.	4.15%	02/15/2029	155,000	153,525
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	4.38%	04/30/2029	140,000	136,128
				425,029
Health Care Facilities & Services - 1.1%
Acadia Healthcare Co., Inc.	5.50%	07/01/2028	135,000	134,528
CVS Health Corp.	1.75%	08/21/2030	605,000	533,815

HCA Healthcare, Inc.	4.13%	06/15/2029	526,000	$518,523
				1,186,866
Home & Office Products Manufacturing - 0.1%
Newell Brands, Inc.	6.38%	09/15/2027	135,000	136,065

Internet Media - 0.4%
Alphabet, Inc.	3.70%	02/15/2029	270,000	267,729
Match Group Holdings II LLC	4.63%	06/01/2028	135,000	132,050
				399,779
Life Insurance - 0.0%(d)
Pacific Life Global Funding II(c)	2.45%	01/11/2032	50,000	44,285

Machinery Manufacturing - 0.4%
Eaton Corp.	3.95%	03/06/2029	200,000	198,064
John Deere Capital Corp.(c)	2.35%	03/08/2027	228,000	224,443
				422,507
Managed Care - 0.3%
UnitedHealth Group, Inc.(c)	3.38%	04/15/2027	385,000	381,472

Medical Equipment & Devices Manufacturing - 0.1%
Abbott Laboratories	4.00%	03/15/2031	110,000	108,307

Metals & Mining - 0.9%
Cleveland-Cliffs, Inc.	6.88%	11/01/2029	135,000	134,809
Nucor Corp.	4.30%	05/23/2027	378,000	378,493
Steel Dynamics, Inc.	1.65%	10/15/2027	557,000	534,644
				1,047,946
Pharmaceuticals - 0.9%
Johnson & Johnson	1.30%	09/01/2030	706,000	627,159
Novartis Capital Corp.	4.10%	03/16/2029	175,000	174,799
Novartis Capital Corp.	4.40%	03/18/2031	175,000	174,933
				976,891
Pipeline - 2.6%
Enbridge, Inc.	1.60%	10/04/2026	1,185,000	1,169,278
Enterprise Products Operating LLC	2.80%	01/31/2030	574,000	541,339
Kinder Morgan, Inc.	1.75%	11/15/2026	459,000	451,875
MPLX LP	2.65%	08/15/2030	237,000	218,505
Sabine Pass Liquefaction LLC	5.00%	03/15/2027	436,000	436,856
Venture Global LNG, Inc.	8.13%	06/01/2028	130,000	133,011
				2,950,864
Power Generation - 0.1%
NRG Energy, Inc.	3.38%	02/15/2029	145,000	137,539

Property & Casualty Insurance - 0.1%
Alliant Holdings Intermediate LLC / Alliant Holdings C-Issuer	6.75%	04/15/2028	140,000	140,789

Publishing & Broadcasting - 0.2%
McGraw-Hill Education, Inc.	5.75%	08/01/2028	$135,000	$133,446
Nexstar Media, Inc.	4.75%	11/01/2028	140,000	137,665
				271,111
Railroad - 0.3%
Canadian Pacific Railway Co.	1.75%	12/02/2026	338,000	332,807

Real Estate - 1.0%
American Homes 4 Rent	3.63%	04/15/2032	113,000	104,299
Invitation Homes, Inc.	2.00%	08/15/2031	315,000	269,713
Iron Mountain, Inc.	5.00%	07/15/2028	135,000	133,619
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer	5.88%	10/01/2028	135,000	134,465
Realty Income Corp.	3.25%	01/15/2031	546,000	513,823
				1,155,919
Refining & Marketing - 0.1%
Sunoco LP	7.00%	05/01/2029	130,000	133,604

Retail - Consumer Discretionary - 1.0%
Advance Auto Parts, Inc.	1.75%	10/01/2027	135,000	127,144
Amazon.com, Inc.	4.00%	03/13/2029	193,000	191,994
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	4.75%	04/01/2028	140,000	136,674
O'Reilly Automotive, Inc.	3.60%	09/01/2027	634,000	627,737
				1,083,549
Semiconductors - 0.6%
Advanced Micro Devices, Inc.	3.92%	06/01/2032	151,000	147,326
Broadcom, Inc.	3.46%	09/15/2026	482,000	480,973
				628,299
Software & Services - 1.9%
Cloud Software Group, Inc.	6.50%	03/31/2029	135,000	131,881
IBM Corp.	4.15%	07/27/2027	188,000	187,700
International Business Machines Corp.	4.00%	02/03/2029	115,000	113,850
Oracle Corp.	3.25%	11/15/2027	384,000	374,840
Oracle Corp.	4.55%	02/04/2029	140,000	138,247
Oracle Corp.	2.95%	04/01/2030	545,000	497,326
Salesforce, Inc.	4.65%	03/15/2029	193,000	193,346
VMware LLC	2.20%	08/15/2031	486,000	426,846
				2,064,036
Supermarkets & Pharmacies - 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC	3.50%	03/15/2029	135,000	128,842

Transportation & Logistics - 0.3%
FedEx Corp.(b)	1.88%	02/20/2034	389,657	336,364

Utilities - 3.7%
Ameren Illinois Co.	3.80%	05/15/2028	603,000	597,439
Duke Energy Corp.	3.15%	08/15/2027	1,099,000	1,082,684

National Rural Utilities Cooperative Finance Corp.	2.75%	04/15/2032	241,000	$216,317
NextEra Energy Capital Holdings, Inc.	4.63%	07/15/2027	368,000	369,337
SCE Recovery Funding LLC(b)	4.45%	03/15/2036	800,000	793,001
Sierra Pacific Power Co.	2.60%	05/01/2026	238,000	237,716
WEC Energy Group, Inc.	5.15%	10/01/2027	824,000	832,992
				4,129,486
Wireless Telecommunications Services - 1.4%
AT&T, Inc.	2.25%	02/01/2032	450,000	393,629
T-Mobile USA, Inc.	2.05%	02/15/2028	168,000	161,212
T-Mobile USA, Inc.	3.38%	04/15/2029	131,000	126,980
Verizon Communications, Inc.	2.36%	03/15/2032	448,000	390,353
Verizon Communications, Inc.	4.78%	02/15/2035	531,000	514,407
				1,586,581

TOTAL CORPORATE BONDS (Cost $36,512,737)				36,323,240

	Principal
U.S. TREASURY SECURITIES - 10.2%	Amount	Value
U.S. Treasury Note/Bond
3.88%, 03/31/2028	8,691,400	8,704,131
3.50%, 03/15/2029	183,100	181,476
3.88%, 03/31/2031	2,533,900	2,526,081
TOTAL U.S. TREASURY SECURITIES (Cost $11,405,257)		11,411,688

SHORT-TERM INVESTMENTS - 3.0%
Commercial Paper - 1.2%	Shares	Value
Concord Minutemen Capital Co. LLC, 4/6/2026, 3.74%(e)	1,375,000	1,374,155

	Principal
U.S. Treasury Bills - 1.8%	Amount	Value
U.S. Treasury Bill, 4/7/2026, 0% (f)	975,000	974,414
U.S. Treasury Bill, 5/7/2026, 0%(f)	1,050,000	1,046,173
		2,020,587

TOTAL SHORT-TERM INVESTMENTS (Cost $3,394,847)		3,394,742

TOTAL INVESTMENTS - 101.3% (Cost $113,708,036)		$113,407,401
Liabilities in Excess of Other Assets - (1.3)%		(1,456,574)
TOTAL NET ASSETS - 100.0%		$111,950,827

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(b)	Sinkable security.

(c)	At maturity security. Interest is paid in full at the maturity date.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

(e)	Non-income producing security.

(f)	The rate shown is the annualized effective yield as of March 31, 2026.

Voya Ultra Short Income ETF

Schedule of Futures Contracts

March 31, 2026

The Voya Ultra Short Income ETF had the following futures contracts outstanding with Morgan Stanley & Co., LLC as of March 31, 2026:

FUTURES CONTRACTS - 0.2%

				Value /
				Unrealized
	Contracts	Expiration	Notional	Appreciation
Description	Sold	Date	Value	(Depreciation)
U.S. 10-Year Treasury Note	(20)	06/18/2026	$(2,220,938)	$36,711
U.S. 2-Year Treasury Note	(7)	06/30/2026	(1,452,117)	150
U.S. 5-Year Treasury Note	(78)	06/30/2026	(8,438,016)	105,011
U.S. Treasury Long Bond	(8)	06/18/2026	(911,000)	24,881
U.S. Treasury Ultra 10-Year Note	(11)	06/18/2026	(1,248,672)	22,407
U.S. Treasury Ultra Bond	(8)	06/18/2026	(932,500)	26,234
				215,394

Net Unrealized Appreciation (Depreciation)				215,394

The Company has recorded a liability of $22,924 as of March 31, 2026, related to the current day's variation margin related to these contracts.

Statements of Assets and Liabilities

March 31, 2026

	Voya Core Bond	Voya Multi-Sector	Voya Ultra Short
	ETF	Income ETF	Income ETF
ASSETS:
Investments, at value (cost $74,446,774,
$319,068,613 and $113,708,036) (Note 2)	$74,025,643	$317,053,887	$113,407,401
Variation margin receivable on futures	27,714	214,595	–
Variation margin receivable on centrally cleared swap
contracts	30,074	383,312	–
OTC swap premiums paid	–	98	–
Unrealized appreciation on OTC swap contracts	–	11,297	–
Cash	–	7,330,985	–
Foreign cash (cost $–, $7,214 and $–)	–	7,136	–
Deposit at broker for futures	458,850	1,969,300	234,775
Deposit at broker for swap contracts	644,945	4,641,927	–
Receivable for investments sold	3,323,772	60,318,263	2,640,841
Interest receivable	446,769	2,694,318	525,728
Total assets	78,957,767	394,625,118	116,808,745

LIABILITIES:
Written option contracts, premium received ($10,041,
$233,241 and $–)	13,783	216,653	–
OTC swap premiums received	–	15,415	–
Unrealized depreciation on OTC swap contracts	–	49,342	–
Payable for investments purchased	4,258,293	91,906,275	4,461,584
Payable to custodian	373,823	–	349,580
Payable to adviser (Note 4)	20,774	42,927	23,830
Variation margin payable on centrally cleared swap
contracts	15,131	18,083	22,924
Total liabilities	4,681,804	92,248,695	4,857,918
NET ASSETS	$74,275,963	$302,376,423	$111,950,827

NET ASSETS CONSISTS OF:
Paid-in capital	$74,998,303	$306,401,678	$112,014,404
Total distributable earnings/(accumulated losses)	(722,340)	(4,025,255)	(63,577)
Total Net Assets	$74,275,963	$302,376,423	$111,950,827

Net assets	$74,275,963	$302,376,423	$111,950,827
Shares issued and outstanding(a)	1,500,000	6,160,000	2,240,000
Net asset value per share	49.52	49.09	49.98

(a) Unlimited shares authorized without par value.

Statements of Operations

For the Year Ended March 31, 2026

	Voya Core Bond	Voya Multi-Sector	Voya Ultra Short
	ETF(a)	Income ETF(b)	Income ETF(a)
INVESTMENT INCOME:
Interest income	$1,728,438	$1,909,253	$1,813,835
Other income	377	–	1,901
Total investment income	1,728,815	1,909,253	1,815,736

EXPENSES:
Investment advisory fee (Note 4)	98,265	160,888	101,489
Total expenses	98,265	160,888	101,489
NET INVESTMENT INCOME (LOSS)	1,630,550	1,748,365	1,714,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(230,227)	(1,829,523)	(79,818)
In-kind transactions	(173,465)	(207,695)	–
Futures contracts	(93,713)	(488,940)	(7,845)
Swap contracts	(61,318)	(456,166)	–
Swaption contracts	7,500
Foreign currency transactions	–	149	–
Net realized gain (loss)	(551,223)	(2,982,175)	(87,663)
Net change in unrealized appreciation (depreciation) on:
Investments	(421,132)	845,105 (c)	(300,635)
Foreign currency transactions	–	(198)	–
Written option contracts	(3,742)	16,688	–
Futures contracts	(192,830)	(30,237)	215,394
Swap contracts	163,248	746,664	–
Net change in unrealized appreciation (depreciation)	(454,456)	1,578,022	(85,241)
Net realized and unrealized gain (loss)	(1,005,679)	(1,404,153)	(172,904)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$624,871	$344,212	$1,541,343

(a)	Inception date of the Fund was November 18, 2025.

(b)	Inception date of the Fund was December 2, 2025.

(c)	Change in unrealized appreciation (depreciation) does not include net unrealized appreciation (depreciation) of $(2,859,831) in connection with securities received in connection with the 351 exchange. See Note 1 in the Notes to Financial Statements.

Statements of Changes in Net Assets

		Voya Multi-Sector Income	Voya Ultra Short
	Voya Core Bond ETF	ETF	Income ETF
	Period Ended March 31,	Period Ended March 31,	Period Ended March
	2026(a)	2026(b)	31, 2026(a)
OPERATIONS:
Net investment income (loss)	$1,630,550	$1,748,365	$1,714,247
Net realized gain (loss)	(551,223)	(2,982,175)	(87,663)
Net change in unrealized appreciation (depreciation)	(454,456)	1,578,022	(85,241)
Net increase (decrease) in net assets resulting from operations	624,871	344,212	1,541,343

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,522,511)	(1,769,408)	(1,604,920)
Total distributions to shareholders	(1,522,511)	(1,769,408)	(1,604,920)

CAPITAL TRANSACTIONS:
Subscriptions (Note 1)	111,020,948	337,185,535	112,014,404
Redemptions	(35,847,345)	(33,383,916)	–
Net increase (decrease) in net assets from capital transactions	75,173,603	303,801,619	112,014,404

NET INCREASE (DECREASE) IN NET ASSETS	74,275,963	302,376,423	111,950,827

NET ASSETS:
Beginning of the period	–	–	–
End of the period	$74,275,963	$302,376,423	$111,950,827

SHARES TRANSACTIONS
Subscriptions	2,220,000	6,840,000	2,240,000
Redemptions	(720,000)	(680,000)	–
Total increase (decrease) in shares outstanding	1,500,000	6,160,000	2,240,000

(a)	Inception date of the Fund was November 18, 2025.

(b)	Inception date of the Fund was December 2, 2025.

Financial Highlights

For a share outstanding throughout the periods presented

Voya Core Bond ETF
Period Ended March
31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.76
Net realized and unrealized gain (loss)(c)	(0.47)
Total from investment operations	0.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)
Total distributions	(0.77)

Net asset value, end of period	$49.52
TOTAL RETURN(d)	0.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$74,276
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income to average net assets(e)	4.12%
Portfolio turnover rate(d)(f)	194%

(a)	Inception date of the Fund was November 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the periods presented

Voya Multi-Sector
Income ETF
Period Ended March
31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.79
Net realized and unrealized gain (loss)(c)	(0.88)
Total from investment operations	(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)
Total distributions	(0.82)

Net asset value, end of period	$49.09
TOTAL RETURN(d)	(0.19)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$302,376
Ratio of expenses to average net assets(e)	0.45%
Ratio of net investment income to average net assets(e)	4.85%
Portfolio turnover rate(d)(f)	76%

(a)	Inception date of the Fund was December 2, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights

For a share outstanding throughout the periods presented

Voya Ultra Short
Income ETF
Period Ended
March 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$50.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.77
Net realized and unrealized gain (loss)(c)	(0.07)
Total from investment operations	0.70

LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)
Total distributions	(0.72)

Net asset value, end of period	$49.98
TOTAL RETURN(d)	1.40%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$111,951
Ratio of expenses to average net assets(e)	0.25%
Ratio of net investment income to average net assets(e)	4.19%
Portfolio turnover rate(d)(f)	117%

(a)	Inception date of the Fund was November 18, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

NOTE 1 - ORGANIZATION

The Voya Core Bond ETF, the Voya Multi-Sector Income ETF, and the Voya Ultra Short Income ETF are each diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust IV (the “Trust”). The Trust was organized as a Delaware statutory trust on June 8, 2023 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Voya Investment Management Co. LLC (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Voya Core Bond ETF and the Voya Ultra Short Income ETF commenced operations on November 18, 2025 and the Voya Multi-Sector Income ETF commenced operations on December 2, 2025.

In connection with the commencement of operations, the Voya Multi-Sector Income ETF received securities (the “Contributed Assets”) from a mutual fund (the “Predecessor Account”) managed by the Sub-Adviser in exchange for shares of the Fund. These transactions qualified as tax-deferred contributions under Section 351 of the Internal Revenue Code. The Contributed Assets were recorded by the Fund at their fair value as of the date of contribution. For federal income tax and financial reporting purposes, the Funds assumed the cost basis and holding periods of the contributed securities. The contributions did not result in the recognition of gain or loss by the Funds.

The following table summarizes the contribution of assets from the Predecessor Account into the Voya Multi-Sector Income ETF at inception:

Funds	Shares Issued to Predecessor Account	Predecessor Accounts Cost	Predecessor Accounts Market Value	Unrealized Appreciation (Depreciation) of Predecessor Accounts
Voya Multi-Sector Income ETF	2,140,000	$109,859,831	$107,000,000	$(2,859,831)

The Voya Core Bond ETF’s investment objective is to seek total return. Total return consists of current income and capital appreciation. The Voya Multi-Sector Income ETF’s primary investment objective is to seek high levels of current income. The secondary investment objective of the Voya Multi-Sector Income ETF is to seek long-term capital appreciation. The Voya Ultra Short Income ETF’s investment objective is to seek high levels of current income consistent with preservation of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

Swap and swaption contracts, such as credit default, total return, interest rate, and currency, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of March 31, 2026:

Voya Core Bond ETF
	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$15,704,774	$–	$15,704,774
Collateralized Mortgage Obligations	–	4,853,049	–	4,853,049
Corporate Bonds	–	26,370,389	–	26,370,389
Mortgage-Backed Securities	–	17,710,379	–	17,710,379
U.S. Treasury Securities	–	7,543,795	–	7,543,795
U.S. Treasury Bills	–	1,843,257	–	1,843,257
Total Investments	$–	$74,025,643	$–	$74,025,643
Assets:
Other Financial Instruments:(a)
Credit Default Swaps	–	26,619	–	26,619
Futures Contracts	7,533	–	–	7,533
Interest Rate Swaps	–	136,629	–	136,629
Total Other Financial Instruments	$7,533	$163,248	$–	$170,781
Liabilities:
Other Financial Instruments:(a)
Written Options	–	(13,783)	–	(13,783)
Futures Contracts	(200,363)	–	–	(200,363)
Total Other Financial Instruments	$(200,363)	$(13,783)	$–	$(214,146)

Voya Multi-Sector Income ETF
	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$1,568,905	$–	$1,568,905
Collateralized Loan Obligations	–	57,507,128	–	57,507,128
Collateralized Mortgage Obligations	–	25,750,082	–	25,750,082
Corporate Bonds	–	170,397,629	–	170,397,629
Purchased Options	–	103,280	–	103,280
U.S. Treasury Securities	–	4,195,634	–	4,195,634
Commercial Paper	–	3,396,869	–	3,396,869
U.S. Treasury Bills	–	41,395,915	–	41,395,915
Money Market Funds	12,738,445	–	–	12,738,445
Total Investments	$12,738,445	$304,315,442	$–	$317,053,887
Assets:
Other Financial Instruments:(a)
Credit Default Swaps	–	524,265	–	524,265
Futures Contracts	145,421	–	–	145,421
Interest Rate Swaps	–	332,396	–	332,396
Total Other Financial Instruments	$145,421	$856,661	$–	$1,002,082
Liabilities:
Investments:
Credit Default Swaps	–	(35,343)	–	(35,343)
Written Options	–	(216,653)	–	(216,653)
Futures Contracts	(175,658)	–	–	(175,658)
Total Return Swaps		(46,787)		(46,787)
Interest Rate Swaps	–	(27,867)	–	(27,867)
Total Investments	$(175,658)	$(326,650)	$–	$(502,308)

Voya Ultra Short Income ETF
	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$–	$50,598,541	$–	$50,598,541
Collateralized Mortgage Obligations	–	11,679,190	–	11,679,190
Corporate Bonds	–	36,323,240	–	36,323,240
U.S. Treasury Securities	–	11,411,688	–	11,411,688
U.S. Treasury Bills	–	2,020,587	–	2,020,587
Commercial Paper	–	1,374,155	–	1,374,155
Total Investments	$–	$113,407,401	$–	$113,407,401
Assets:
Other Financial Instruments:(a)
Futures Contracts	215,394	–	–	215,394
Total Other Financial Instruments	$215,394	$–	$–	$215,394

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of March 31, 2026. The Statement of Assets and Liabilities report the current day's variation margin.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Options - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended March 31, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with Morgan Stanley & Co. LLC acting as the futures commission merchant.

Credit default swaps - The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, such Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determinations Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non- mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Interest rate swaps - An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party’s obligation is based on an interest rate fixed to maturity while the other party’s obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, SOFR versus commercial paper) or on different terms of the same benchmark (for example, one-month SOFR versus three-month SOFR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to such Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed -rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by change in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Options on swap agreements - An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When a Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and a Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, such Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if a Fund writes (sells) an option on a swap agreement, such Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of U.S. Commodity Futures Trading Commission (“CFTC”) regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

Cleared swaps - Certain standardized swaps are subject to mandatory central clearing and exchange- trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps."

Risks of cleared swaps - As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Funds.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Funds are also subject to the risk that the FCM could use such Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with a Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Finally, the Funds are subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment to the executing broker.

As of March 31, 2026, the statement of assets and liabilities included the following financial derivative instrument fair values:

Voya Core Bond ETF
	Interest Rate	Credit
	Contracts	Contracts	Total
Assets
Variation margin receivable on futures	$27,714	$—	$27,714
Variation margin receivable on centrally cleared swap contracts	—	30,074	30,074
	27,714	30,074	57,788
Liabilities
Written options	$—	($13,783)	($13,783)
Variation margin payable on centrally cleared swap contracts	($15,131)	—	($15,131)
	($15,131)	($13,783)	($28,914)

Voya Multi-Sector Income ETF
	Interest Rate	Credit	Foreign Exchange	Equity
	Contracts	Contracts	Contracts	Contracts	Total
Assets
Investments at value	$91,908	$—	$11,372	$—	$103,280
Variation margin receivable on futures	214,595	—	—	—	214,595
Variation margin receivable on centrally cleared swap contracts	—	383,312	—	—	383,312
Unrealized appreciation on OTC swap contracts	11,297	—	—	—	11,297
	$317,800	$383,312	$11,372	$0	$712,484
Liabilities
Written options	($12,856)	($195,762)	$—	($8,035)	($216,653)
Unrealized depreciation on OTC swap contracts	—	($49,342)	—	—	($49,342)
Variation margin payable on centrally cleared swap contracts	($18,083)	—	—	—	($18,083)
	($30,939)	($245,104)	$0	($8,035)	($284,078)

Voya Ultra Short Income ETF

	Interest Rate
	Contracts	Total
Liabilities
Variation margin payable on centrally cleared swap contracts	($22,924)	($22,924)
	($22,924)	($22,924)

For the period ended March 31, 2026, financial derivative instruments had the following effect on the statement of operations:

Voya Core Bond ETF
	Interest Rate	Credit
	Contracts	Contracts	Total
Realized Gain (Loss) From:
Futures	($93,713)	$—	($93,713)
Swaps	503	($61,821)	(61,318)
Swaptions	—	7,500	7,500
	($93,210)	($54,321)	($147,531)
Net Change in Unrealized Gain (Loss) From:
Futures	($192,830)	—	($192,830)
Swaps	136,629	26,619	163,248
Options written	—	($3,742)	(3,742)
	($56,201)	$22,877	($33,324)

Voya Multi-Sector Bond ETF
			Foreign
	Interest Rate	Credit	Exchange	Equity
	Contracts	Contracts	Contracts	Contracts	Total
Realized Gain (Loss) From:
Purchased Options	$—	($856)	$—	($391)	($1,247)
Futures	(488,940)	—	—	—	(488,940)
Swaps	(49,430)	(406,736)	—	—	(456,166)
	($538,370)	($407,592)	$0	($391)	($946,353)
Net Change in Unrealized Gain (Loss) From:
Purchased Options	$83,898	$—	($3,834)	$—	$80,064
Futures	(30,237)	—	—	—	(30,237)
Swaps	257,742	488,922	—	—	746,664
Options written	(3,987)	14,629	—	6,047	16,689
	$307,416	$503,551	($3,834)	$6,047	$813,180

Voya Ultra Short Income ETF
	Interest Rate
	Contracts	Total
Realized Gain (Loss) From:
Futures	($7,845)	($7,845)
	($7,845)	($7,845)
Net Change in Unrealized Gain (Loss) From:
Futures	$215,394	$215,394
	$215,394	$215,394

The previously disclosed derivative instruments outstanding as of March 31, 2026 serve as indicators of the volume of financial derivative activity for the Company. The following average notional values indicate the average volume for the period:

Average notional value of:
	Voya Core Bond ETF	Voya Multi-Sector Income ETF	Voya Ultra Short Income ETF

Futures contracts	12,124,141	75,044,561	18,414,100

Options written	(5,215,600)	(4,353,756)	—

Swap contracts	4,898,180	3,191,021	—

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the period ended March 31, 2026, the following adjustments were made:

		Total distributable
Fund	Paid-In Capital	earnings/(accumulated losses)
Voya Core Bond ETF	$(175,300)	$175,300
Voya Multi-Sector Income ETF	(259,772)	259,772
Voya Ultra Short Income ETF	-	-

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Buy Back and Dollar Roll Risk (Voya Core Bond ETF Only). Similar to borrowing, buy back and dollar roll transactions are agreements that provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. These transactions also involve the risk that the other party may fail to return the comparable securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

High-Yield Securities (Junk Bonds) Risk (Voya Multi-Sector Income ETF and Voya Ultra Short Income ETF Only). High-yield bonds are considered speculative investments and are issued by entities that may be undergoing restructuring, are smaller or less creditworthy, or are more heavily indebted than other issuers. These bonds carry a greater risk of income and principal loss compared to higher-rated securities and are considered speculative. Their prices are more likely to react to adverse economic changes than higher-rated securities. During economic downturns or significant increases in interest rates, issuers of high-yield bonds may face financial difficulties, impacting their ability to meet payment obligations or secure additional financing.

Interest Rate Risk. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long -term securities than for short-term securities. In addition, the interest rates payable on floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating-rate security is a variable rate which is tied to another interest rate. Floating-rate securities are subject to interest rate risk and credit risk.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Voya Core Bond ETF	0.25%
Voya Multi-Sector Income ETF	0.45%
Voya Ultra Short Income ETF	0.25%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended March 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.11% of the average daily net assets of Voya Core Bond ETF and Voya Ultra Short Income ETF and 0.20% of the average daily net assets of Voya Multi-Sector Income ETF (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

The Bank of New York Mellon (“BNY Mellon”), serves as the Funds' fund accountant, transfer agent, and custodian (the “Custodian”). In those capacities, BNY Mellon performs various accounting and transfer agency services for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Voya Core Bond ETF	$100,592,937	$26,387,639
Voya Multi-Sector Income ETF	222,851,507	59,949,321
Voya Ultra Short Income ETF	102,860,473	10,102,521

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government securities were:

Fund	Purchases	Sales
Voya Core Bond ETF	$112,567,566	$167,751,211
Voya Multi-Sector Income ETF	53,694,533	47,354,078
Voya Ultra Short Income ETF	138,352,256	124,457,973

For the period ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Voya Core Bond ETF	$1,733,874	$15,022,535
Voya Multi-Sector Income ETF	147,398,446	18,805,078
Voya Ultra Short Income ETF	590,749	-

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2026 were as follows:

	Voya Core Bond	Voya Multi-Sector	Voya Ultra Short
Distributions paid from:	ETF	Income ETF	Income ETF
Ordinary Income	$ 1,522,511	$ 1,769,408	$ 1,604,920

As of the fiscal period ended March 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Voya Core Bond	Voya Multi-Sector	Voya Ultra Short
	ETF	Income ETF	Income ETF
Cost of investments(a)	$74,468,853	$319,117,216	$113,708,319
Gross tax unrealized appreciation	481,851	5,905,627	286,890
Gross tax unrealized depreciation	(925,061)	(7,968,956)	(587,808)
Net tax unrealized appreciation (depreciation)	(443,210)	(2,063,329)	(300,918)
Undistributed ordinary income (loss)	297,185	834,270	128,987
Undistributed long-term capital gain (loss)	–	–	108,354
Total distributable earnings	297,185	834,270	237,341
Other accumulated gain (loss)	(576,315)	(2,796,196)	–
Total distributable earnings/(accumulated losses)	$(722,340)	$(4,025,255)	$(63,577)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended March 31, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of March 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term

Voya Core Bond ETF	$513,103	$59,470
Voya Multi-Sector Income ETF	844,164	1,968,522
Voya Ultra Short Income ETF	–	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Tidal Trust IV and

The Shareholders of Voya ETFs

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Core Bond ETF, Voya Multi-Sector Income ETF, and Voya Ultra Short Income ETF (collectively the “Funds”), each a series of Tidal Trust IV (the “Trust”), including the schedules of investments, as of March 31, 2026, and with respect to Voya Core Bond ETF and Voya Ultra Short Income ETF, the related statements of operations, the statements of changes in net assets and the financial highlights for the period November 18, 2025 (commencement of operations) through March 31, 2026, and with respect to Voya Multi-Sector Income ETF, the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 2, 2025 (commencement of operations) through March 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2026.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks, brokers, or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 1, 2026

Other Non-Audited Information	Voya ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Voya Core Bond ETF	0.00%
Voya Multi-Sector Income ETF	0.00%
Voya Ultra Short Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2026, was as follows:

Voya Core Bond ETF	0.00%
Voya Multi-Sector Income ETF	0.00%
Voya Ultra Short Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2026, was as follows:

Voya Core Bond ETF	0.00%
Voya Multi-Sector Income ETF	0.00%
Voya Ultra Short Income ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 15, 2025, the Board of Trustees (the “Board”) of Tidal Trust IV (the “Trust”) considered the approval of:

the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Funds; and the Sub-Advisory Agreement (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and Voya Investment Management Co. LLC (“Voya” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”), with respect to the Funds.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Advisers.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Advisers; (ii) the costs of the services to be provided and the profits to be realized by the Advisers from services to be provided to each Fund, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as a Fund grows and whether the advisory and sub-advisory fees for a Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Advisers and their affiliates resulting from services rendered to a Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on October 15, 2025. Among other things, the Advisers provided responses to a detailed series of questions, which included information about the Advisers’ operations, service offerings, personnel, compliance programs and financial conditions. The Board then discussed the written and oral information that it received before the meeting, and the Advisers’ oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Agreements. In considering the nature, extent and quality of the services to be provided by the Advisers, the Board reviewed the Advisers’ compliance infrastructure and their respective financial strength and resources. The Board also considered the experience of the personnel of the Advisers working with ETFs. The Board also considered other services to be provided to each Fund by the Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisers based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory and sub-advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for a Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with each Fund.

The Board noted that because each Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Advisers will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if a Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered this fee in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by each firm. The Board also considered that Voya is acting as sponsors for the Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fees.

The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and the Sub-Adviser’s fees are reasonable in light of the services that the Advisers will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust IV

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 5, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 5, 2026

* Print the name and title of each signing officer under his or her signature.